UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1.     SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.9%
Limited Brands, Inc.	145	$12,732

Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc., Class A(A)	70	5,938

Broadcasting – 0.9%
CBS Corp., Class B	230	12,671

Cable & Satellite – 1.5%
Comcast Corp., Class A	350	21,378

Footwear – 0.6%
NIKE, Inc., Class B(B)	140	8,606

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)(B)	170	22,683

Hotels, Resorts & Cruise Lines – 0.4%
Hilton Worldwide Holdings, Inc.	255	5,743

Internet Retail – 1.4%
Amazon.com, Inc.(A)(B)	34	20,184

Leisure Facilities – 1.2%
Vail Resorts, Inc.(B)	125	16,713

Movies & Entertainment – 2.1%
AMC Entertainment Holdings, Inc., Class A(B)	180	5,038
Walt Disney Co. (The)(B)	250	24,828

		29,866

Restaurants – 4.9%
McDonalds Corp.(B)	180	22,622
Panera Bread Co., Class A(A)(B)	70	14,338
Starbucks Corp.	225	13,432
YUM! Brands, Inc.(B)	230	18,826

		69,218

Specialty Stores – 0.5%
Signet Jewelers Ltd.	50	6,201

Total Consumer Discretionary – 16.4%		231,933
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	120	14,959

Household Products – 1.4%
Procter & Gamble Co. (The)	250	20,578

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corp.	140	22,061

Packaged Foods & Meats – 5.0%
General Mills, Inc.(B)	140	8,869
Hain Celestial Group, Inc. (The)(A)	180	7,364
Hershey Foods Corp.	120	11,051
Kellogg Co.	100	7,655
Kraft Foods Group, Inc.	140	10,998
Mead Johnson Nutrition Co.(B)	185	15,720
Mondelez International, Inc., Class A	220	8,826

		70,483

Soft Drinks – 2.9%
Coca-Cola Co. (The)	430	19,948
PepsiCo, Inc.	205	20,969

		40,917

Tobacco – 0.8%
Philip Morris International, Inc.	110	10,792

Total Consumer Staples – 12.7%		179,790
Energy
Integrated Oil & Gas – 1.8%
Exxon Mobil Corp.	300	25,077

Oil & Gas Equipment & Services – 1.7%
Halliburton Co.	375	13,395
Schlumberger Ltd.	155	11,431

		24,826

Oil & Gas Exploration & Production – 1.3%
ConocoPhillips	225	9,061
Noble Energy, Inc.	300	9,423

		18,484

Total Energy – 4.8%		68,387
Financials
Consumer Finance – 0.5%
American Express Co.	125	7,675

Diversified Banks – 3.3%
Bank of America Corp.	1,100	14,872
U.S. Bancorp	235	9,539
Wells Fargo & Co.	450	21,762

		46,173

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)(B)	85	13,343
Morgan Stanley	300	7,503

		20,846

Multi-Line Insurance – 1.1%
American International Group, Inc.	300	16,215

Other Diversified Financial Services – 2.9%
Citigroup, Inc.	450	18,787
JPMorgan Chase & Co.	375	22,208

		40,995

Regional Banks – 2.2%
PNC Financial Services Group, Inc. (The)	210	17,760
Signature Bank(A)	95	12,931

		30,691

Total Financials – 11.5%		162,595
Health Care
Biotechnology – 6.5%
ACADIA Pharmaceuticals, Inc.(A)	313	8,738
Alexion Pharmaceuticals, Inc.(A)	80	11,138
Biogen, Inc.(A)	45	11,714
BioMarin Pharmaceutical, Inc.(A)	8	663
Celgene Corp.(A)(B)	165	16,515
Gilead Sciences, Inc.	225	20,669
Incyte Corp.(A)	103	7,464
Vertex Pharmaceuticals, Inc.(A)	190	15,103

		92,004

Health Care Equipment – 0.3%
Edwards Lifesciences Corp.(A)	46	4,040
EndoChoice Holdings, Inc.(A)	125	650

		4,690

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc.(A)	170	9,369
Universal Health Services, Inc., Class B	30	3,741

		13,110

Health Care Supplies – 0.2%
Align Technology, Inc.(A)	45	3,271

Health Care Technology – 0.9%
Cerner Corp.(A)	240	12,710

Managed Health Care – 1.0%
Anthem, Inc.	100	13,899

Pharmaceuticals – 9.3%
Allergan plc(A)(B)	105	28,143
Aratana Therapeutics, Inc.(A)	202	1,112
Bristol-Myers Squibb Co.	345	22,039
Jazz Pharmaceuticals plc(A)	105	13,708
Johnson & Johnson	45	4,869
Pfizer, Inc.	540	16,006

Revance Therapeutics, Inc.(A)	170	2,968
Shire Pharmaceuticals Group plc ADR	140	24,066
Teva Pharmaceutical Industries Ltd. ADR(B)	350	18,728

		131,639

Total Health Care – 19.1%		271,323
Industrials
Aerospace & Defense – 1.1%
Boeing Co. (The)(B)	80	10,155
Rockwell Collins, Inc.	66	6,086

		16,241

Air Freight & Logistics – 1.6%
FedEx Corp.(B)	95	15,458
United Parcel Service, Inc., Class B	70	7,383

		22,841

Construction Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corp.	90	7,136

Industrial Conglomerates – 1.7%
General Electric Co.(C)	740	23,525

Railroads – 3.8%
Canadian Pacific Railway Ltd.(B)	89	11,813
Kansas City Southern(B)	250	21,363
Union Pacific Corp.(B)	260	20,683

		53,859

Total Industrials – 8.7%		123,602
Information Technology
Application Software – 0.0%
Adobe Systems, Inc.(A)(B)	5	469

Communications Equipment – 1.1%
Cisco Systems, Inc.	525	14,947

Data Processing & Outsourced Services – 2.5%
MasterCard, Inc., Class A(B)	165	15,592
Visa, Inc., Class A	250	19,120

		34,712

Internet Software & Services – 3.6%
Alphabet, Inc., Class C(A)(B)	15	10,802
Facebook, Inc., Class A(A)(B)	270	30,807
Shopify, Inc., Class A(A)	77	2,172
Twitter, Inc.(A)	400	6,620

		50,401

Semiconductors – 2.9%
Intel Corp.	420	13,587
NXP Semiconductors N.V.(A)	145	11,755
Texas Instruments, Inc.	275	15,791

		41,133

Systems Software – 2.9%
Microsoft Corp.(B)	750	41,423

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	460	50,135

Total Information Technology – 16.5%		233,220
Materials
Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	145	7,375

Specialty Chemicals – 0.8%
Sherwin-Williams Co. (The)	40	11,387

Total Materials – 1.3%		18,762
Telecommunication Services
Integrated Telecommunication Services – 1.7%
AT&T, Inc.	260	10,184
Verizon Communications, Inc.	265	14,331

		24,515

Total Telecommunication Services – 1.7%		24,515

TOTAL COMMON STOCKS – 92.7%		$1,314,127
(Cost: $1,171,837)

INVESTMENT FUNDS
Registered Investment Companies – 2.7%
iShares Russell 2000 ETF	160	17,699
iShares Russell 2000 Value ETF	95	8,855
SPDR S&P Midcap 400 ETF Trust	45	11,823

		38,377

TOTAL INVESTMENT FUNDS – 2.7%		$38,377
(Cost: $39,313)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Applied Materials, Inc.,
Call $22.00, Expires 7-15-16	500	39
CBS Corp., Class B,
Call $60.00, Expires 6-17-16	600	47
Cisco Systems, Inc.,
Call $30.00, Expires 6-17-16	750	25
Limited Brands, Inc.,
Call $95.50, Expires 8-19-16	250	40

TOTAL PURCHASED OPTIONS – 0.0%		$151
(Cost: $158)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 5.7%
Bemis Co., Inc.,
0.760%, 4-6-16	$4,565	4,565
Campbell Soup Co.,
0.460%, 4-26-16	5,000	4,998
Danaher Corp.,
0.450%, 4-6-16	3,000	3,000
Ecolab, Inc.,
0.650%, 4-1-16	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.460%, 4-12-16	5,000	4,999
Kroger Co. (The),
0.460%, 4-11-16	5,000	4,999
McCormick & Co., Inc.,
0.470%, 4-28-16	5,000	4,998
Medtronic Global Holdings SCA,
0.630%, 4-4-16	4,000	4,000
Mondelez International, Inc.,
0.460%, 4-11-16	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG):
0.350%, 4-18-16	2,500	2,499
0.350%, 4-19-16	10,000	9,998
Rockwell Automation, Inc.:
0.610%, 4-1-16	3,171	3,171
0.360%, 4-11-16	6,000	5,999
United Technologies Corp.,
0.680%, 4-6-16	5,000	5,000
Virginia Electric and Power Co.,
0.670%, 4-6-16	6,000	6,000
Wisconsin Electric Power Co.,
0.490%, 4-5-16	6,000	6,000

		80,225

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.443%, 4-6-16 (E)	1,368	1,368

TOTAL SHORT-TERM SECURITIES – 5.8%		$81,593
(Cost: $81,592)

TOTAL INVESTMENT SECURITIES – 101.2%		$1,434,248
(Cost: $1,292,900)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(17,451)

NET ASSETS – 100.0%		$1,416,797

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $80,695 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	All or a portion of securities with an aggregate value of $289 have been pledged as collateral on open futures contracts.
(D)	Rate shown is the yield to maturity at March 31, 2016.

(E) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini S&P 500 Index	Short	6-17-16	60	$(6,155)	$(62)

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Adobe Systems, Inc.	N/A	Call	47	April 2016	$92.50	$5	$(11)
	N/A	Put	300	May 2016	80.00	18	(11)
Allergan plc	N/A	Put	100	May 2016	220.00	21	(39)
	N/A	Call	100	May 2016	320.00	17	(8)
Alphabet, Inc., Class C	N/A	Call	50	April 2016	750.00	29	(26)
Amazon.com, Inc.	N/A	Call	100	April 2016	592.50	43	(128)
	N/A	Call	50	April 2016	620.00	22	(14)
AMC Entertainment Holdings, Inc., Class A	N/A	Call	150	April 2016	26.00	9	(38)
Applied Materials, Inc.	N/A	Put	400	May 2016	19.50	12	(7)
	N/A	Put	500	May 2016	19.00	15	(11)
Boeing Co. (The)	N/A	Call	100	April 2016	130.00	9	(5)
	N/A	Put	100	April 2016	129.00	9	(33)
	N/A	Call	100	April 2016	130.00	19	(10)
Canadian Pacific Railway Ltd.	N/A	Call	50	April 2016	140.00	7	(4)
CBS Corp., Class B	N/A	Put	400	June 2016	50.00	51	(38)
Celgene Corp.	N/A	Call	150	May 2016	110.00	17	(12)
	N/A	Put	100	May 2016	90.00	14	(15)
	N/A	Call	150	May 2016	110.00	21	(19)
Cisco Systems, Inc.	N/A	Put	500	June 2016	26.00	25	(20)
DexCom, Inc.	N/A	Put	400	May 2016	55.00	89	(38)
Facebook, Inc., Class A	N/A	Call	150	April 2016	115.00	11	(16)
	N/A	Put	200	April 2016	109.00	13	(12)
	N/A	Call	150	April 2016	117.00	14	(14)
	N/A	Call	250	April 2016	118.00	18	(16)
FedEx Corp.	N/A	Call	80	April 2016	165.00	16	(14)
	N/A	Put	150	May 2016	145.00	14	(11)
	N/A	Call	100	May 2016	175.00	11	(7)
General Mills, Inc.	N/A	Call	150	May 2016	67.50	7	(9)
Goldman Sachs Group, Inc. (The)	N/A	Call	100	April 2016	165.00	11	(4)
Home Depot, Inc. (The)	N/A	Put	150	April 2016	125.00	13	(5)
	N/A	Call	300	April 2016	136.00	21	(34)
Incyte Corp.	N/A	Call	100	May 2016	90.00	14	(13)
Kansas City Southern	N/A	Call	150	April 2016	89.00	15	(8)
Limited Brands, Inc.	N/A	Put	250	August 2016	78.00	48	(50)
MasterCard, Inc., Class A	N/A	Call	78	April 2016	92.50	7	(21)
McDonalds Corp.	N/A	Call	150	April 2016	121.00	14	(73)
	N/A	Call	200	May 2016	125.00	21	(73)
Mead Johnson Nutrition Co.	N/A	Call	62	April 2016	90.00	5	(6)
Microsoft Corp.	N/A	Call	250	May 2016	58.00	12	(16)
Panera Bread Co., Class A	N/A	Call	60	April 2016	220.00	11	(1)
S&P 500 Index	N/A	Call	10	April 2016	2,040.00	25	(27)
	N/A	Call	40	April 2016	2,060.00	38	(55)
	N/A	Put	20	April 2016	2,000.00	9	(9)
	N/A	Call	20	April 2016	2,070.00	14	(25)
	N/A	Call	20	April 2016	2,080.00	14	(26)
Union Pacific Corp.	N/A	Put	100	April 2016	78.50	7	(10)
	N/A	Call	150	April 2016	83.00	9	(4)
	N/A	Put	100	May 2016	72.50	8	(9)
	N/A	Call	150	May 2016	90.00	9	(3)
Vail Resorts, Inc.	N/A	Call	100	April 2016	140.00	10	(3)
Walt Disney Co. (The)	N/A	Call	100	May 2016	105.00	13	(8)
YUM! Brands, Inc.	N/A	Call	150	April 2016	80.00	22	(40)

						$926	$(1,109)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,314,127	$—	$—
Investment Funds	38,377	—	—
Purchased Options	151	—	—
Short-Term Securities	—	81,593	—
Total	$1,352,655	$81,593	$—
Liabilities
Futures Contracts	$62	$—	$—
Written Options	$1,015	$94	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,292,900

Gross unrealized appreciation	205,978
Gross unrealized depreciation	(64,630)

Net unrealized appreciation	$141,348

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Apparel Retail – 0.3%
Limited Brands, Inc.	87		$7,622

Auto Parts & Equipment – 1.7%
Continental AG(A)	91		20,710
Delphi Automotive plc	284		21,320

			42,030

Cable & Satellite – 1.2%
Comcast Corp., Class A	475		28,989

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)(B)	265		35,372

Internet Retail – 0.9%
Amazon.com, Inc.(C)	36		21,085

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B(C)(D)	—	*	—

Leisure Products – 1.5%
Media Group Holdings LLC, Series H(C)(D)(E)(F)	73		6,824
Media Group Holdings LLC, Series I(C)(D)(E)(F)	43		17,165
Media Group Holdings LLC, Series T(C)(D)(E)(F)	9		12,492

			36,481

Movies & Entertainment – 0.2%
Delta Topco Ltd.(C)(E)	104,001		4,439

Restaurants – 1.9%
Chipotle Mexican Grill, Inc., Class A(C)	83		39,091
McDonalds Corp.	62		7,747

			46,838

Total Consumer Discretionary – 9.2%			222,856
Consumer Staples
Brewers – 0.6%
InBev N.V.(A)	108		13,389

Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	94		14,797

Packaged Foods & Meats – 1.7%
Kraft Foods Group, Inc.	516		40,568

Soft Drinks – 2.8%
Coca-Cola Co. (The)	975		45,226
PepsiCo, Inc.(B)	210		21,521

			66,747

Tobacco – 1.8%
ITC Ltd.(A)	1,143		5,664
Philip Morris International, Inc.	392		38,410

			44,074

Total Consumer Staples – 7.5%			179,575
Energy
Oil & Gas Equipment & Services – 2.3%
Halliburton Co.	882		31,487
Schlumberger Ltd.	333		24,574

			56,061

Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corp.	109		2,478
EOG Resources, Inc.	318		23,095
Noble Energy, Inc.	731		22,964
Pioneer Natural Resources Co.	54		7,529

			56,066

Total Energy – 4.7%			112,127
Financials
Diversified Banks – 1.6%
Axis Bank Ltd.(A)	2,029		13,608
Banca Intesa S.p.A.(A)	6,656		18,436
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(A)	832		3,856
State Bank of India(A)	766		2,246

			38,146

Life & Health Insurance – 1.1%
AIA Group Ltd.(A)	4,996		28,306

Other Diversified Financial Services – 2.8%
Citigroup, Inc.(B)	836	34,894
JPMorgan Chase & Co.	541	32,044

		66,938

Total Financials – 5.5%		133,390
Health Care
Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc.(C)	99	13,811
Amgen, Inc.	200	30,034
Biogen, Inc.(C)	71	18,509

		62,354

Health Care Equipment – 0.6%
Medtronic plc	180	13,492

Managed Health Care – 0.8%
Anthem, Inc.	145	20,126

Pharmaceuticals – 4.3%
Allergan plc(C)	138	36,948
Bristol-Myers Squibb Co.	289	18,474
Pfizer, Inc.	960	28,457
Shire Pharmaceuticals Group plc ADR	93	16,021
Teva Pharmaceutical Industries Ltd. ADR	83	4,458

		104,358

Total Health Care – 8.3%		200,330
Industrials
Aerospace & Defense – 1.0%
Lockheed Martin Corp.(B)	114	25,207

Construction & Engineering – 0.5%
Larsen & Toubro Ltd.(A)	667	12,245

Industrial Machinery – 0.9%
Ingersoll-Rand plc	333	20,674

Total Industrials – 2.4%		58,126
Information Technology
Application Software – 2.7%
Adobe Systems, Inc.(B)(C)	354	33,232
Intuit, Inc.(G)	303	31,473

		64,705

Data Processing & Outsourced Services – 1.1%
Visa, Inc., Class A(B)	354	27,036

Internet Software & Services – 2.2%
Alibaba Group Holding Ltd. ADR(C)	262	20,682
Alphabet, Inc., Class A(C)	43	32,423

		53,105

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A(C)(G)	533	33,392

Semiconductors – 0.0%
Micron Technology, Inc.(C)	141	1,473

Systems Software – 1.9%
Microsoft Corp.	818	45,171

Total Information Technology – 9.3%		224,882
Materials
Paper Products – 0.6%
International Paper Co.	321	13,182

Total Materials – 0.6%		13,182

TOTAL COMMON STOCKS – 47.5%		$1,144,468
(Cost: $1,165,596)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series C,
0.000%, 12-31-20(D)(H)	$7,285	1,983

Movies & Entertainment – 4.4%

Delta Topco Ltd.,
10.000%, 11-24-60(E)(I)	105,532	105,532

Total Consumer Discretionary – 4.5%		107,515

TOTAL CORPORATE DEBT SECURITIES – 4.5%		$107,515
(Cost: $111,521)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3-15-23(J)	126	9
5.500%, 10-15-25(J)	959	124
5.500%, 5-15-33(J)	511	89
6.000%, 11-15-35(J)	378	74
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23(J)	239	29
5.500%, 8-25-33(J)	557	88
5.500%, 12-25-33(J)	220	6
5.500%, 4-25-34(J)	739	128
5.500%, 11-25-36(J)	872	173
Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7-20-35(J)	327	73

		793

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$793
(Cost: $781)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.7%
U.S. Treasury Notes,
0.625%, 1-15-26	16,315	17,062

Treasury Obligations – 13.4%
U.S. Treasury Bonds:
2.250%, 11-15-25	42,443	44,189
2.875%, 8-15-45	37,663	39,628
3.000%, 11-15-45	22,907	24,739
2.500%, 2-15-46	24,336	23,732
U.S. Treasury Notes:
1.625%, 7-31-20	30,009	30,611
1.750%, 12-31-20	18,881	19,351
1.375%, 1-31-21	47,906	48,267
2.000%, 8-15-25	69,316	70,673
1.625%, 2-15-26	22,794	22,474

		323,664

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.1%		$340,726
(Cost: $335,573)

BULLION – 6.3%	Troy Ounces
Gold	122	150,324

(Cost: $149,373)

SHORT-TERM SECURITIES	Principal
Commercial Paper(K) – 25.0%
Air Products and Chemicals, Inc.:
0.460%, 4-4-16	$5,000	5,000
0.380%, 4-18-16	3,000	2,999
Army & Air Force Exchange Service,
0.350%, 4-1-16	7,500	7,500
Baxter International, Inc.:
0.720%, 4-5-16	10,000	9,999
0.700%, 4-7-16	5,000	5,000
Becton Dickinson & Co.,
0.760%, 4-4-16	10,000	10,000
Bemis Co., Inc.,
0.760%, 4-6-16	10,000	9,999
BMW U.S. Capital LLC (GTD by BMW AG):
0.460%, 4-4-16	5,000	5,000
0.370%, 4-13-16	27,000	26,996
0.390%, 4-21-16	20,000	19,995
0.390%, 4-22-16	10,000	9,998
BorgWarner, Inc.,
0.490%, 4-21-16	15,000	14,996
Campbell Soup Co.,
0.791%, 4-6-16	7,000	7,000
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.410%, 5-3-16	10,000	9,996
Clorox Co. (The):
0.741%, 4-4-16	5,000	5,000
0.500%, 5-3-16	8,000	7,996
Corporacion Andina de Fomento:
0.340%, 4-15-16	4,500	4,499
0.370%, 5-2-16	20,000	19,993
0.370%, 5-4-16	8,000	7,997

DTE Energy Co. (GTD by Detroit Edison Co.),
0.580%, 4-1-16	5,000	5,000
Ecolab, Inc.:
0.720%, 4-4-16	5,000	5,000
0.700%, 4-7-16	15,000	14,999
0.470%, 4-14-16	10,000	9,998
Essilor International S.A.:
0.470%, 4-7-16	10,000	9,999
0.380%, 4-18-16	5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.490%, 4-25-16	15,000	14,995
0.500%, 4-26-16	9,000	8,997
0.500%, 4-27-16	12,000	11,996
0.500%, 5-3-16	10,000	9,995
Hershey Co. (The),
0.300%, 4-12-16	12,000	11,999
HP, Inc.:
0.831%, 4-4-16	15,000	15,000
0.360%, 4-18-16	12,000	11,998
John Deere Canada ULC (GTD by Deere & Co.),
0.390%, 4-26-16	10,000	9,997
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.410%, 5-5-16	7,000	6,997
Kroger Co. (The),
0.700%, 4-4-16	8,000	8,000
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.400%, 4-14-16	10,000	9,998
Medtronic Global Holdings SCA:
0.630%, 4-4-16	8,000	8,000
0.570%, 4-5-16	10,000	9,999
NBCUniversal Enterprise, Inc.,
0.770%, 4-5-16	22,000	21,999
Northern Illinois Gas Co.,
0.470%, 4-13-16	6,000	5,999
Novartis Finance Corp. (GTD by Novartis AG),
0.410%, 4-4-16	19,000	18,999
Novartis Securities Investment Ltd. (GTD by Novartis AG),
0.330%, 4-18-16	5,000	4,999
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.390%, 4-4-16	11,000	11,000
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.440%, 4-29-16	10,000	9,996
Roche Holdings, Inc.:
0.420%, 4-6-16	15,000	14,999
0.430%, 4-18-16	20,000	19,996
Rockwell Automation, Inc.:
0.550%, 4-7-16	5,000	5,000
0.360%, 4-11-16	8,000	7,999
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)):
0.430%, 4-1-16	15,000	15,000
0.360%, 4-11-16	10,000	9,999
United Technologies Corp.,
0.730%, 4-4-16	12,000	11,999
Virginia Electric and Power Co.:
0.670%, 4-6-16	4,000	4,000
0.450%, 4-19-16	5,000	4,999
0.460%, 4-20-16	15,000	14,996
0.460%, 4-21-16	15,000	14,996
W.W. Grainger, Inc.,
0.370%, 4-27-16	5,000	4,999
Wisconsin Gas LLC:
0.400%, 4-7-16	7,000	6,999
0.430%, 4-12-16	10,000	9,999
0.440%, 4-14-16	5,000	4,999

		601,900

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.443%, 4-6-16(L)	2,446	2,446

Municipal Obligations – 0.5%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.380%, 4-1-16(L)	5,000	5,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.410%, 4-14-16	8,000	7,999

		12,999

United States Government Agency Obligations – 1.7%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.360%, 4–6–16 (L)	9,994	9,994
0.400%, 4–6–16 (L)	20,400	20,400
0.400%, 4–7–16 (L)	10,900	10,900

		41,294

TOTAL SHORT-TERM SECURITIES – 27.3%		$658,639
(Cost: $658,621)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,402,465
(Cost: $2,421,465)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		8,299

NET ASSETS – 100.0%		$2,410,764

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $149 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	No dividends were paid during the preceding 12 months.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At March 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	104,001	$49,084	$4,439
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,896	6,824
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	43	23,835	17,165
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,593	12,492
		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-16	$105,532	106,431	105,532
			$249,839	$146,452

The total value of these securities represented 6.1% of net assets at March 31, 2016.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(G)	All or a portion of securities with an aggregate value of $57,945 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	Zero coupon bond.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at March 31, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	22,935	U.S. Dollar	25,943	4-26-16	Deutsche Bank AG	$—	$173

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$181,936	$—	$40,920
Consumer Staples	179,575	—	—
Energy	112,127	—	—
Financials	133,390	—	—
Health Care	200,330	—	—
Industrials	58,126	—	—
Information Technology	224,882	—	—
Materials	13,182	—	—
Total Common Stocks	$1,103,548	$—	$40,920
Corporate Debt Securities	—	1,983	105,532
United States Government Agency Obligations	—	793	—
United States Government Obligations	—	340,726	—
Bullion	150,324	—	—
Short-Term Securities	—	658,639	—
Total	$1,253,872	$1,002,141	$146,452
Liabilities
Forward Foreign Currency Contracts	$—	$173	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-15	$183,480	$95,939
Net realized gain (loss)	(3,003)	—
Net change in unrealized appreciation (depreciation)	(96,296)	—	*
Purchases	—	9,593
Sales	(43,261)	—
Amortization/Accretion of premiums/discounts	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-16	$40,920	$105,532
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-16	$(98,410)	$—	*

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-16	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	40,920	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.22 to 40%
			Illiquidity discount	10%
Corporate Debt Securities	95,939	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.22%
			Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended March 31, 2016, securities totaling $33,299 changed valuation techniques from discounted book value to discounted cash flows model. The change in valuation techniques is primarily due to the discounted book value method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2016 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$2,410,764	$150,994	6.26%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	2,410,764	36,509	1.51
WRA ASF, LLC	12-10-12	12-18-12	2,410,764	3,631	0.15

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,421,465

Gross unrealized appreciation	150,061
Gross unrealized depreciation	(169,061)

Net unrealized depreciation	$(19,000)

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 1.5%
Comcast Corp., Class A	366	$22,325

Casinos & Gaming – 0.8%
Las Vegas Sands, Inc.	244	12,615

Home Improvement Retail – 1.0%
Home Depot, Inc. (The)	117	15,665

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	315	17,254

Hotels, Resorts & Cruise Lines – 2.2%
Carnival Corp.	632	33,335

Movies & Entertainment – 1.0%
Twenty-First Century Fox, Inc.	522	14,706

Restaurants – 0.5%
McDonalds Corp.	60	7,478

Total Consumer Discretionary – 8.1%		123,378
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	123	15,308

Distillers & Vintners – 1.0%
Constellation Brands, Inc.	99	14,898

Packaged Foods & Meats – 3.4%
J.M. Smucker Co. (The)	121	15,763
Kraft Foods Group, Inc.	202	15,869
Mead Johnson Nutrition Co.	243	20,639

		52,271

Total Consumer Staples – 5.4%		82,477
Energy
Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	206	15,200

Oil & Gas Exploration & Production – 1.8%
Newfield Exploration Co.(A)	398	13,237
Noble Energy, Inc.	462	14,514

		27,751

Total Energy – 2.8%		42,951
Financials
Asset Management & Custody Banks – 0.6%
Northern Trust Corp.	138	9,000

Investment Banking & Brokerage – 1.0%
Morgan Stanley	573	14,341

Other Diversified Financial Services – 2.0%
JPMorgan Chase & Co.(B)	523	30,943

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	321	27,130

Specialized Finance – 1.1%
Intercontinental Exchange, Inc.	73	17,118

Specialized REITs – 1.3%
Crown Castle International Corp.	219	18,900

Total Financials – 7.8%		117,432
Health Care
Biotechnology – 0.5%
Biogen, Inc.(A)	30	7,680

Health Care Equipment – 1.1%
Medtronic plc	226	16,950

Health Care Services – 0.8%
Laboratory Corp. of America Holdings(A)	98	11,420

Managed Health Care – 1.8%
Anthem, Inc.	137	18,986
UnitedHealth Group, Inc.	58	7,463

		26,449

Pharmaceuticals – 5.7%
Allergan plc(A)	73	19,593
Johnson & Johnson	199	21,488
Shire Pharmaceuticals Group plc ADR	133	22,777
Teva Pharmaceutical Industries Ltd. ADR	427	22,865

		86,723

Total Health Care – 9.9%		149,222
Industrials
Aerospace & Defense – 0.4%
Boeing Co. (The)	46	5,776

Industrial Conglomerates – 1.0%
General Electric Co.	493	15,682

Railroads – 1.5%
Union Pacific Corp.	276	21,940

Total Industrials – 2.9%		43,398
Information Technology
Application Software – 1.1%
Autodesk, Inc.(A)	296	17,242

Communications Equipment – 1.0%
Harris Corp.	186	14,466

Data Processing & Outsourced Services – 0.9%
FleetCor Technologies, Inc.(A)	88	13,016

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A(A)	351	22,002

Semiconductor Equipment – 1.0%
Applied Materials, Inc.	731	15,474

Semiconductors – 4.0%
Broadcom Corp., Class A	216	33,344
Microchip Technology, Inc.	320	15,419
Texas Instruments, Inc.	205	11,748

		60,511

Systems Software – 0.5%
Symantec Corp.	409	7,512

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	75	8,144

Total Information Technology – 10.5%		158,367
Materials
Diversified Chemicals – 1.4%
PPG Industries, Inc.	194	21,573

Paper Products – 0.4%
International Paper Co.	147	6,037

Total Materials – 1.8%		27,610

TOTAL COMMON STOCKS – 49.2%		$744,835
(Cost: $619,500)

PREFERRED STOCKS
Energy
Oil & Gas Exploration & Production – 0.5%
Hess Corp., Convertible, 8.000%(A)	107	7,184

Total Energy – 0.5%		7,184
Financials
Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%(A)	64	1,601

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%(A)	180	4,683

Total Financials – 0.4%		6,284
Health Care
Pharmaceuticals – 2.0%
Allergan plc, Convertible Series A, 5.500%	17	15,166
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%(A)	17	15,123

		30,289

Total Health Care – 2.0%		30,289
Industrials
Environmental & Facilities Services – 0.9%
Stericycle, Inc., 5.250%	135	12,548

Total Industrials – 0.9%		12,548
Materials
Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible	11	7,989

Total Materials – 0.5%		7,989
Telecommunication Services
Integrated Telecommunication Services – 1.0%
Frontier Communications Corp., Convertible Series A, 11.125%	147	15,393

Total Telecommunication Services – 1.0%		15,393

TOTAL PREFERRED STOCKS – 5.3%		$79,687
(Cost: $82,776)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
S&P 500 Index:
Put $1,875.00, Expires 4–1–16	1,135	6
Put $1,925.00, Expires 4–22–16	808	184
Put $1,940.00, Expires 5–20–16	806	1,012
Put $2,000.00, Expires 5–20–16	734	1,640
Put $2,000.00, Expires 6–3–16	1,126	3,243

TOTAL PURCHASED OPTIONS – 0.4%		$6,085
(Cost: $14,375)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	$808	850

Automobile Manufacturers – 0.6%
General Motors Co.,
6.600%, 4–1–36	3,198	3,520
Volkswagen Group of America, Inc.,
2.125%, 5–23–19(C)	5,000	4,945

		8,465

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	888

Cable & Satellite – 0.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	2,603	2,710
Pearson Funding Five plc,
3.250%, 5–8–23(C)	800	764
Viacom, Inc.:
2.500%, 9–1–18	800	806
2.200%, 4–1–19	1,300	1,303
2.750%, 12–15–19	1,500	1,528

		7,111

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	465
1.875%, 4–15–18	750	754

		1,219

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	978

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	245

Household Appliances – 0.2%
Stanley Black & Decker, Inc.,
2.451%, 11–17–18	3,450	3,504

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	2,700	2,824

Internet Retail – 0.1%
Amazon.com, Inc., 2.600%, 12–5–19	1,650	1,717

Specialty Stores – 0.3%
GNC Holdings, Inc., Convertible,
1.500%, 8–15–20(C)	3,250	2,657
L Brands, Inc.,
6.875%, 11–1–35	1,400	1,519

		4,176

Total Consumer Discretionary – 2.1%		31,977
Consumer Staples
Brewers – 0.3%
Anheuser-Busch InBev S.A./N.V.,
2.650%, 2–1–21	3,000	3,084
SABMiller Holdings, Inc.,
2.200%, 8–1–18(C)	1,800	1,840

		4,924

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	750	751

Drug Retail – 0.2%
CVS Health Corp.,
2.800%, 7–20–20	2,365	2,456
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,050	1,072

		3,528

Food Distributors – 0.2%
Campbell Soup Co.,
2.500%, 8–2–22	900	883
ConAgra Foods, Inc.,
1.900%, 1–25–18	2,373	2,383

		3,266

Household Products – 0.0%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	253

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	1,200	1,234

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,218

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20(C)	2,400	2,469

Total Consumer Staples – 1.2%		17,643
Energy
Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21(C)	9,000	8,460
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	1,200	1,039
Schlumberger Holding Corp.,
2.350%, 12–21–18(C)	3,150	3,171

		12,670

Oil & Gas Exploration & Production – 1.0%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	2,850	2,887
2.315%, 2–13–20	1,500	1,513
Devon Energy Corp.,
2.250%, 12–15–18	1,500	1,400
Occidental Petoleum Corp.,
2.600%, 4–15–22	1,500	1,513
ONEOK Partners L.P.,
3.200%, 9–15–18	1,500	1,452
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20(C)	12,000	6,982

		15,747

Oil & Gas Storage & Transportation – 1.0%
Buckeye Partners L.P.,
2.650%, 11–15–18	3,050	3,029
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	6,502	3,857
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	1,850	1,827
Plains All American Pipeline L.P. and PAA Finance Corp.:
2.600%, 12–15–19	1,250	1,184
4.650%, 10–15–25	2,000	1,850
Williams Partners L.P.,
3.600%, 3–15–22	3,500	2,874

		14,621

Total Energy – 2.8%		43,038
Financials
Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	3,300	3,391
3.875%, 1–15–20	6,050	6,201

		9,592

Consumer Finance – 1.0%
American Express Co.,
4.900%, 12–29–49	3,200	2,872
Capital One Bank USA N.A.:
2.150%, 11–21–18	1,500	1,499
2.250%, 2–13–19	2,000	1,995
Capital One N.A.,
2.400%, 9–5–19	2,100	2,095
Hyundai Capital America,
2.875%, 8–9–18(C)	1,200	1,222
SLM Corp.,
4.875%, 6–17–19	1,500	1,448
Total System Services, Inc.,
2.375%, 6–1–18	3,900	3,895

		15,026

Diversified Banks – 6.5%
ABN AMRO Bank N.V.,
2.500%, 10–30–18(C)	3,000	3,041
Bank of America Corp.:
2.000%, 1–11–18	2,100	2,109
8.000%, 12–29–49	5,400	5,285
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	3,000	3,040
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	1,998
2.050%, 10–30–18	2,750	2,777
BNP Paribas S.A.,
2.450%, 3–17–19	2,600	2,646
Commonwealth Bank of Australia,
2.250%, 3–13–19	2,900	2,938
DBS Group Holdings Ltd.,
2.246%, 7–16–19(C)	5,250	5,300
HSBC Holdings plc,
3.400%, 3–8–21	3,750	3,827
ING Bank N.V.:
2.500%, 10–1–19(C)	3,500	3,555
2.450%, 3–16–20(C)	4,000	4,030
2.750%, 3–22–21(C)	6,400	6,499
KeyBank N.A.,
2.500%, 12–15–19	2,500	2,533
Lloyds Bank plc,
2.350%, 9–5–19	1,750	1,768
Mizuho Bank Ltd.,
2.650%, 9–25–19(C)	3,500	3,556
National Australia Bank Ltd.,
2.400%, 12–9–19(C)	6,100	6,191
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49(C)	4,500	4,472
Royal Bank of Canada,
2.350%, 10–30–20	3,150	3,191
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	3,400	3,306
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19(C)	2,000	2,019
Societe Generale S.A.:
4.250%, 4–14–25(C)	1,750	1,685
5.922%, 4–29–49(C)	6,500	6,435
Standard Chartered plc,
2.250%, 4–17–20(C)	5,900	5,765
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	2,400	2,429
UBS Preferred Funding Trust V,
6.243%, 5–29–49	4,250	4,250
Westpac Banking Corp.,
2.250%, 7–30–18	4,000	4,064

		98,709

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	3,000	3,152
Charles Schwab Corp. (The),
2.200%, 7–25–18	700	710
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	2,500	2,468
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,200	1,228
2.625%, 1–31–19	2,000	2,040
2.600%, 4–23–20	1,800	1,816
Morgan Stanley:
2.125%, 4–25–18	2,000	2,016
2.650%, 1–27–20	3,250	3,299

		16,729

Life & Health Insurance – 0.3%
AIA Group Ltd.,
2.250%, 3–11–19(C)	1,600	1,607
New York Life Global Funding,
1.550%, 11–2–18(C)	2,450	2,456

		4,063

Multi-line Insurance – 0.1%
Loews Corp.,
3.750%, 4–1–26	1,500	1,533

Multi–Line Insurance – 0.4%
American International Group, Inc.,
2.300%, 7–16–19	1,950	1,968
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	3,500	3,539

		5,507

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
3.875%, 2–19–19	1,400	1,396
5.800%, 11–29–49	5,000	4,783
5.950%, 12–29–49	850	813
5.950%, 12–31–49	4,500	4,331
Daimler Finance North America LLC,
2.375%, 8–1–18(C)	1,900	1,931
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,359
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	500	497
2.850%, 10–15–18	2,300	2,338
Fifth Street Finance Corp.,
4.875%, 3–1–19	5,000	4,900
JPMorgan Chase & Co.,
7.900%, 4–29–49	2,000	2,000
Moody’s Corp.,
2.750%, 7–15–19	800	821
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	1,550	1,543
PennantPark Investment Corp.,
4.500%, 10–1–19	5,250	5,200
Total Capital,
2.125%, 8–10–18	1,200	1,220

		33,132

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	1,500	1,531

Regional Banks – 0.5%
PNC Bank N.A.,
2.200%, 1–28–19	2,250	2,284
SunTrust Banks, Inc.:
2.350%, 11–1–18	2,800	2,820
5.625%, 12–29–49	2,800	2,772

		7,876

Specialized Finance – 0.2%
Intercontinental Exchange, Inc.:
2.500%, 10–15–18	1,200	1,222
2.750%, 12–1–20	2,630	2,685

		3,907

Specialized REITs – 0.1%
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,259

Total Financials – 13.1%		198,864

Health Care
Biotechnology – 0.5%
Amgen, Inc.:
2.200%, 5–22–19	4,200	4,297
2.125%, 5–1–20	3,000	3,038

		7,335

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	250	240
Zimmer Holdings, Inc.,
2.700%, 4–1–20	1,650	1,674

		1,914

Health Care Facilities – 0.5%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21(C)	8,000	8,000

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	1,750	1,757

Health Care Supplies – 0.4%
C.R. Bard, Inc.,
1.375%, 1–15–18	2,800	2,805
Cardinal Health, Inc.,
2.400%, 11–15–19	2,400	2,437

		5,242

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	1,600	1,630
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,000	1,039
WellPoint, Inc.,
1.875%, 1–15–18	4,400	4,414

		7,083

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12–15–21(C)	5,000	5,585
Perrigo Co. Ltd.,
2.300%, 11–8–18	5,000	4,996

		10,581

Total Health Care – 2.8%		41,912
Industrials
Aerospace & Defense – 1.7%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20(C)	2,400	2,439
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25(C)	10,095	10,575
Northrop Grumman Corp.,
1.750%, 6–1–18	950	953
TransDigm Group, Inc.,
7.500%, 7–15–21	6,000	6,285
TransDigm, Inc.,
6.000%, 7–15–22	5,600	5,579

		25,831

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	2,625	2,677

Environmental & Facilities Services – 0.0%
Republic Services, Inc.,
5.000%, 3–1–20	500	548

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20(C)	776	762

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	1,000	1,009
2.350%, 2–26–19	600	600

		1,609

Total Industrials – 2.1%		31,427
Information Technology
Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	1,800	1,832

Semiconductors – 1.2%
Micron Technology, Inc.,
5.500%, 2–1–25	5,293	4,291
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	19,500	13,284

		17,575

Systems Software – 0.4%
CA, Inc.,
2.875%, 8–15–18	1,900	1,931
Oracle Corp.,
2.250%, 10–8–19	3,500	3,612

		5,543

Total Information Technology – 1.7%		24,950
Materials
Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22(C)	9,110	7,607

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20(C)	1,400	1,424

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4–15–21(C)	1,300	1,079
Glencore Funding LLC:
3.125%, 4–29–19(C)	3,450	3,131
2.875%, 4–16–20(C)	3,500	3,115
Teck Resources,
3.000%, 3–1–19	1,200	960

		8,285

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	1,300	1,320

Industrial Gases – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	1,125	1,124
Praxair, Inc.,
3.000%, 9–1–21	500	525

		1,649

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18(C)	1,164	1,170

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,100	1,107
RPM International, Inc.,
3.450%, 11–15–22	750	732

		1,839

Total Materials – 1.5%		23,294
Telecommunication Services
Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
2.300%, 3–11–19	8,150	8,323
Verizon Communications, Inc.,
2.625%, 2–21–20	1,617	1,664

		9,987

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,140	1,235
Virgin Media Finance plc,
4.875%, 2–15–22	298	264

		1,499

Total Telecommunication Services – 0.8%		11,486
Utilities
Electric Utilities – 0.5%
Electricite de France S.A.,
2.150%, 1–22–19(C)	2,475	2,504
Entergy Texas, Inc.,
2.550%, 6–1–21	1,950	1,960
Georgia Power Co.,
2.400%, 4–1–21	1,500	1,519
PPL Energy Supply LLC,
4.600%, 12–15–21	2,100	1,680

		7,663

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	2,300	2,309

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	2,475	2,504

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible, 4.250%, 2–15–19	5,755	4,823

Total Utilities – 1.1%		17,299

TOTAL CORPORATE DEBT SECURITIES – 29.2%		$441,890
(Cost: $453,424)

LOANS(D)
Financials
Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC, 8.500%, 5–29–22	7,478	7,353

Total Financials – 0.5%		7,353
Industrials
Industrial Machinery – 0.2%
Dynacast International LLC, 9.500%, 1–30–23	3,010	2,769

Total Industrials – 0.2%		2,769

TOTAL LOANS – 0.7%		$10,122
(Cost: $10,418)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9–1–19	1,285	1,457

Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	52	59
6.500%, 1–1–32	46	53
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	202	209
4.500%, 9–1–19	417	431
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	178	183
6.500%, 8–15–28	32	37

		972

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$2,429
(Cost: $2,205)

SHORT-TERM SECURITIES
Commercial Paper(E) – 13.9%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.400%, 4–27–16	10,000	9,997
Army & Air Force Exchange Service,
0.350%, 4–1–16	5,784	5,784
Baxter International, Inc.,
0.700%, 4–7–16	5,000	5,000
Bemis Co., Inc.:
0.480%, 4–19–16	5,000	4,999
0.500%, 4–26–16	5,000	4,998
BMW U.S. Capital LLC (GTD by BMW AG):
0.400%, 4–1–16	6,000	6,000
0.370%, 4–14–16	10,000	9,999

Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.410%, 5–3–16	5,000	4,998
Clorox Co. (The),
0.480%, 4–18–16	10,000	9,998
Ecolab, Inc.:
0.650%, 4–1–16	10,000	10,000
0.470%, 4–14–16	10,000	9,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.460%, 4–12–16	5,000	4,999
Kroger Co. (The):
0.600%, 4–5–16	10,000	9,999
0.460%, 4–11–16	5,000	4,999
McCormick & Co., Inc.:
0.470%, 4–27–16	10,000	9,996
0.470%, 4–28–16	10,000	9,996
Medtronic Global Holdings SCA,
0.470%, 4–29–16	10,000	9,996
Mondelez International, Inc.,
0.460%, 4–11–16	5,000	4,999
Novartis Securities Investment Ltd. (GTD by Novartis AG),
0.330%, 4–18–16	8,000	7,999
Rockwell Automation, Inc.:
0.550%, 4–7–16	5,000	5,000
0.430%, 4–12–16	15,000	14,998
Sherwin-Williams Co. (The),
0.360%, 4–12–16	6,000	5,999
St. Jude Medical, Inc.,
0.480%, 4–19–16	15,000	14,996
United Technologies Corp.:
0.680%, 4–6–16	5,000	5,000
0.470%, 4–13–16	3,000	2,999
Wisconsin Electric Power Co.,
0.490%, 4–5–16	7,000	7,000
Wisconsin Gas LLC:
0.380%, 4–4–16	4,000	4,000
0.430%, 4–12–16	6,000	5,999

		210,745

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (F)	2,291	2,291

Municipal Obligations – 0.9%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.370%, 4–1–16 (F)	13,000	13,000

Notes – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.400%, 4–7–16 (F)	1,867	1,867

TOTAL SHORT-TERM SECURITIES – 15.0%		$227,903
(Cost: $227,895)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,512,951
(Cost: $1,410,593)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		363

NET ASSETS – 100.0%		$1,513,314

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $30,942 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $138,443 or 9.0% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(E)	Rate shown is the yield to maturity at March 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
S&P 500 Index	N/A	Put	613	April 2016	$1,700.00	$360	$(2)
	N/A	Put	808	April 2016	1,725.00	321	(32)
	N/A	Put	806	May 2016	1,700.00	521	(135)
	N/A	Put	734	May 2016	1,850.00	805	(411)
	N/A	Put	1,126	June 2016	1,750.00	475	(456)
						$2,482	$(1,036)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$744,835	$—	$—
Preferred Stocks	71,698	7,989	—
Purchased Options	6,085	—	—
Corporate Debt Securities	—	441,890	—
Loans	—	7,353	2,769
United States Government Agency Obligations	—	2,429	—
Short-Term Securities	—	227,903	—
Total	$822,618	$687,564	$2,769
Liabilities
Written Options	$578	$458	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over The Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,410,593

Gross unrealized appreciation	156,288
Gross unrealized depreciation	(53,930)

Net unrealized appreciation	$102,358

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.9%
Polo Ralph Lauren Corp.	353	$33,932

Auto Parts & Equipment – 1.7%
Magna International, Inc.	1,579	67,842

Cable & Satellite – 2.5%
Comcast Corp., Class A	1,631	99,640

Footwear – 2.3%
NIKE, Inc., Class B	1,456	89,476

General Merchandise Stores – 0.5%
Dollar General Corp.	232	19,876

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	540	71,991

Internet Retail – 1.8%
Amazon.com, Inc.(A)	123	72,759

Restaurants – 2.1%
Chipotle Mexican Grill, Inc., Class A(A)	171	80,677

Total Consumer Discretionary – 13.6%		536,193
Consumer Staples
Brewers – 3.8%
Anheuser-Busch InBev S.A. ADR	560	69,871
Molson Coors Brewing Co., Class B	823	79,175

		149,046

Hypermarkets & Super Centers – 2.1%
Costco Wholesale Corp.	516	81,248

Packaged Foods & Meats – 2.8%
Kraft Foods Group, Inc.	1,434	112,687

Tobacco – 4.2%
Philip Morris International, Inc.	1,682	165,007

Total Consumer Staples – 12.9%		507,988
Energy
Oil & Gas Equipment & Services – 2.5%
Halliburton Co.	2,721	97,183

Oil & Gas Exploration & Production – 5.8%
Cabot Oil & Gas Corp.	2,693	61,147
Cimarex Energy Co.	907	88,214
EOG Resources, Inc.	1,095	79,468

		228,829

Total Energy – 8.3%		326,012
Financials
Multi-Line Insurance – 2.8%
American International Group, Inc.	2,005	108,360

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	1,773	74,039
JPMorgan Chase & Co.	1,497	88,629

		162,668

Total Financials – 6.9%		271,028
Health Care
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc.(A)	569	79,149
Celgene Corp.(A)	557	55,732

		134,881

Health Care Equipment – 1.3%
Medtronic plc	714	53,565

Health Care Facilities – 2.1%
HCA Holdings, Inc.(A)	1,073	83,779

Managed Health Care – 0.5%
Anthem, Inc.	139	19,347

Pharmaceuticals – 10.9%
Allergan plc(A)	402	107,803
Bristol-Myers Squibb Co.	1,333	85,158
Shire Pharmaceuticals Group plc ADR	626	107,531
Teva Pharmaceutical Industries Ltd. ADR	2,387	127,728

		428,220

Total Health Care – 18.2%		719,792
Industrials
Aerospace & Defense – 1.7%
Rockwell Collins, Inc.	719	66,327

Railroads – 3.1%
Canadian Pacific Railway Ltd.	483	64,103
Kansas City Southern	699	59,755

		123,858

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	595	50,089

Total Industrials – 6.1%		240,274
Information Technology
Application Software – 2.7%
Adobe Systems, Inc.(A)	1,146	107,457

Data Processing & Outsourced Services – 4.4%
MasterCard, Inc., Class A	930	87,838
Visa, Inc., Class A	1,098	83,944

		171,782

Internet Software & Services – 5.6%
Alphabet, Inc., Class A(A)	189	144,341
Facebook, Inc., Class A(A)	683	77,896

		222,237

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A(A)	946	59,320

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	5,709	120,917

Semiconductors – 2.8%
NXP Semiconductors N.V.(A)	1,341	108,713

Systems Software – 4.0%
Microsoft Corp.	2,889	159,565

Total Information Technology – 24.1%		949,991
Materials
Industrial Gases – 2.2%
Air Products and Chemicals, Inc.	602	86,776

Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	218	62,029

Total Materials – 3.8%		148,805
Telecommunication Services
Alternative Carriers – 2.7%
Level 3 Communications, Inc.(A)	2,036	107,581

Wireless Telecommunication Service – 3.1%
American Tower Corp., Class A	1,174	120,203

Total Telecommunication Services – 5.8%		227,784

TOTAL COMMON STOCKS – 99.7%		$3,927,867
(Cost: $3,430,382)

TOTAL INVESTMENT SECURITIES – 99.7%		$3,927,867
(Cost: $3,430,382)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		13,608

NET ASSETS – 100.0%		$3,941,475

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,927,867	$—	$—
Total	$3,927,867	$—	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,430,382

Gross unrealized appreciation	661,230
Gross unrealized depreciation	(163,745)

Net unrealized appreciation	$497,485

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Advertising – 1.5%
Omnicom Group, Inc.	105		$8,714

Apparel Retail – 1.5%
Limited Brands, Inc.	94		8,210

Cable & Satellite – 2.9%
Comcast Corp., Class A	216		13,172
Time Warner Cable, Inc.	15		3,018

			16,190

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	76		10,127

Housewares & Specialties – 1.3%
Newell Rubbermaid, Inc.	165		7,304

Restaurants – 2.4%
McDonalds Corp.	106		13,272

Total Consumer Discretionary – 11.4%			63,817
Consumer Staples
Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	71		8,894

Drug Retail – 2.6%
CVS Caremark Corp.	138		14,341

Packaged Foods & Meats – 1.7%
Unilever plc(A)	212		9,601

Tobacco – 2.7%
Philip Morris International, Inc.	155		15,222

Total Consumer Staples – 8.6%			48,058
Energy
Integrated Oil & Gas – 1.7%
Occidental Petroleum Corp.	139		9,492
Occidental Petroleum Corp.	—	*	—	*

			9,492

Oil & Gas Equipment & Services – 0.9%
Halliburton Co.	138		4,940

Oil & Gas Exploration & Production – 1.8%
Noble Energy, Inc.	330		10,351

Total Energy – 4.4%			24,783
Financials
Diversified Banks – 1.8%
Wells Fargo & Co.	205		9,919

Industrial REITs – 1.7%
ProLogis	215		9,514

Investment Banking & Brokerage – 1.5%
Morgan Stanley	333		8,337

Multi-Line Insurance – 2.5%
American International Group, Inc.	261		14,088

Other Diversified Financial Services – 5.6%
Citigroup, Inc.	281		11,721
JPMorgan Chase & Co.	335		19,820

			31,541

Property & Casualty Insurance – 1.7%
ACE Ltd.	82		9,746

Regional Banks – 0.3%
PNC Financial Services Group, Inc. (The)	20		1,696

Specialized REITs – 2.4%
Crown Castle International Corp.	155		13,421

Total Financials – 17.5%			98,262
Health Care
Health Care Equipment – 2.5%
Medtronic plc	185		13,864

Managed Health Care – 1.6%
Anthem, Inc.	64		8,874

Pharmaceuticals – 10.6%
Bristol-Myers Squibb Co.	179		11,451
Pfizer, Inc.	888		26,331
Teva Pharmaceutical Industries Ltd. ADR	408		21,813

			59,595

Total Health Care – 14.7%		82,333
Industrials
Aerospace & Defense – 4.1%
BAE Systems plc(A)	1,093	7,987
Boeing Co. (The)	36	4,601
Honeywell International, Inc.	90	10,107

		22,695

Commercial Printing – 2.1%
Corrections Corp. of America	371	11,887

Industrial Conglomerates – 2.7%
General Electric Co.	475	15,107

Industrial Machinery – 1.4%
Eaton Corp.	121	7,551

Railroads – 1.8%
Union Pacific Corp.	129	10,294

Research & Consulting Services – 1.1%
Nielsen Holdings plc	116	6,132

Total Industrials – 13.2%		73,666
Information Technology
Communications Equipment – 1.2%
Harris Corp.	89	6,891

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	157	8,474

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	827	17,514

Semiconductors – 3.4%
Cypress Semiconductor Corp.	970	8,398
Texas Instruments, Inc.	180	10,347

		18,745

Systems Software – 4.2%
Microsoft Corp.	420	23,210

Total Information Technology – 13.4%		74,834
Materials
Diversified Chemicals – 2.1%
PPG Industries, Inc.	104	11,584

Industrial Gases – 1.9%
Air Products and Chemicals, Inc.	73	10,545

Paper Products – 1.1%
International Paper Co.	156	6,404

Total Materials – 5.1%		28,533
Utilities
Electric Utilities – 2.1%
PPL Corp.	305	11,628

Total Utilities – 2.1%		11,628

TOTAL COMMON STOCKS – 90.4%		$505,914
(Cost: $409,018)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 8.8%
BorgWarner, Inc., 0.610%, 4-5-16	$5,000	4,999
Danaher Corp., 0.450%, 4-6-16	4,000	4,000
Exxon Mobil Corp., 0.410%, 4-5-16	5,000	5,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.400%, 4-29-16	7,000	6,998
John Deere Canada ULC (GTD by Deere & Co.), 0.370%, 4-20-16	5,000	4,999
Mondelez International, Inc., 0.570%, 4-1-16	1,838	1,838
NBCUniversal Enterprise, Inc.:
0.770%, 4-5-16	5,000	5,000
0.650%, 4-7-16	8,000	7,999
United Technologies Corp., 0.680%, 4-6-16	5,000	4,999
Wisconsin Gas LLC, 0.400%, 4-7-16	3,000	3,000

		48,832

Master Note – 0.4%
Toyota Motor Credit Corp., 0.443%, 4-6-16 (C)	2,240	2,240

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.360%, 4-6-16 (C)	1,840	1,840

TOTAL SHORT-TERM SECURITIES – 9.5%		$52,912
(Cost: $52,912)

TOTAL INVESTMENT SECURITIES – 99.9%		$558,826
(Cost: $461,930)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		740

NET ASSETS – 100.0%		$559,566

Notes to Schedule of Investments

* Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at March 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$505,914	$—	$—
Short-Term Securities	—	52,912	—
Total	$505,914	$52,912	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$461,930

Gross unrealized appreciation	106,871
Gross unrealized depreciation	(9,975)

Net unrealized appreciation	$96,896

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 7.0%
Chevron Corp.	25	$2,423
Exxon Mobil Corp.	85	7,126
Royal Dutch Shell plc, Class A(A)	103	2,491
Suncor Energy, Inc.	123	3,421

		15,461

Oil & Gas Drilling – 1.9%
Helmerich & Payne, Inc.	23	1,342
Patterson-UTI Energy, Inc.	156	2,749

		4,091

Oil & Gas Equipment & Services – 23.9%
Baker Hughes, Inc.	181	7,949
Cameron International Corp.(B)	65	4,328
Core Laboratories N.V.	45	5,047
FMC Technologies, Inc.(B)	62	1,704
Forum Energy Technologies, Inc.(B)	285	3,761
Halliburton Co.	228	8,158
Schlumberger Ltd.	126	9,307
Superior Energy Services, Inc.	343	4,594
U.S. Silica Holdings, Inc.	177	4,018
Weatherford International Ltd.(B)	487	3,788

		52,654

Oil & Gas Exploration & Production – 44.9%
Anadarko Petroleum Corp.	148	6,890
Cimarex Energy Co.	87	8,448
Concho Resources, Inc.(B)	79	7,932
Continental Resources, Inc.(B)	268	8,124
Diamondback Energy, Inc.(B)	81	6,252
EOG Resources, Inc.	104	7,530
Gulfport Energy Corp.(B)	115	3,260
Laredo Petroleum Holdings, Inc.(B)	319	2,528
Marathon Oil Corp.	198	2,205
Memorial Resource Development Corp.(B)	199	2,028
Newfield Exploration Co.(B)	241	8,022
Noble Energy, Inc.	156	4,892
Oasis Petroleum LLC(B)	564	4,105
Parsley Energy, Inc., Class A(B)	359	8,121
Pioneer Natural Resources Co.	59	8,254
RSP Permian, Inc.(B)	238	6,919
Whiting Petroleum Corp.(B)	427	3,409

		98,919

Oil & Gas Refining & Marketing – 5.8%
Marathon Petroleum Corp.	30	1,123
Marathon Petroleum Corp. L.P.	97	2,874
Phillips 66	50	4,316
Tesoro Corp.	26	2,202

Valero Energy Corp.	34	2,190

		12,705

Oil & Gas Storage & Transportation – 7.8%
Columbia Pipeline Partners L.P.	141	2,057
Enbridge, Inc.	66	2,582
Enterprise Products Partners L.P.	99	2,440
Phillips 66 Partners L.P.	67	4,181
Shell Midstream Partners L.P.	38	1,396
Tallgrass Energy GP L.P., Class A	194	3,594
Valero Energy Partners L.P.	22	1,032

		17,282

Total Energy – 91.3%		201,112
Financials
Specialized Finance – 4.2%
CME Group, Inc.	97	9,336

Total Financials – 4.2%		9,336
Industrials
Railroads – 1.3%
Canadian Pacific Railway Ltd.	21	2,833

Total Industrials – 1.3%		2,833

TOTAL COMMON STOCKS – 96.8%		$213,281
(Cost: $205,303)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 0.9%
NBCUniversal Enterprise, Inc., 0.770%, 4–5–16	$2,000	2,000

Master Note – 0.4%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (D)	905	905

TOTAL SHORT-TERM SECURITIES – 1.3%		$2,905
(Cost: $2,905)

TOTAL INVESTMENT SECURITIES – 98.1%		$216,186
(Cost: $208,208)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		4,164

NET ASSETS – 100.0%		$220,350

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$213,281	$—	$—
Short-Term Securities	—	2,905	—
Total	$213,281	$2,905	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$208,208

Gross unrealized appreciation	27,914
Gross unrealized depreciation	(19,936)

Net unrealized appreciation	$7,978

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Belgium
Consumer Staples – 2.2%
InBev N.V.	115	$14,341

Total Belgium – 2.2%		$14,341
Brazil
Information Technology – 0.6%
MercadoLibre, Inc.	33	3,937

Total Brazil – 0.6%		$3,937
Canada
Industrials – 1.4%
Canadian Pacific Railway Ltd.	69	9,209

Total Canada – 1.4%		$9,209
China
Consumer Discretionary – 3.4%
JD.com, Inc. ADR(A)	813	21,553

Industrials – 0.4%
CAR, Inc.(A)	2,228	2,614

Information Technology – 4.8%
Alibaba Group Holding Ltd. ADR(A)	196	15,508
Tencent Holdings Ltd.	760	15,527

		31,035

Total China – 8.6%		$55,202
France
Industrials – 4.1%
European Aeronautic Defence and Space Co.	186	12,355
Safran	197	13,785

		26,140

Total France – 4.1%		$26,140
Germany
Consumer Discretionary – 2.0%
Continental AG	56	12,765

Health Care – 3.8%
Bayer AG	45	5,285
Fresenius SE & Co. KGaA	259	18,913

		24,198

Total Germany – 5.8%		$36,963
India
Consumer Staples – 1.1%
ITC Ltd.	1,407	6,975

Total India – 1.1%		$6,975
Ireland
Health Care – 1.6%
Medtronic plc	140	10,484

Total Ireland – 1.6%		$10,484
Israel
Health Care – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	277	14,831

Total Israel – 2.3%		$14,831
Italy
Financials – 1.3%
Banca Intesa S.p.A.	2,921	8,089

Total Italy – 1.3%		$8,089
Netherlands
Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	239	6,808

Information Technology – 2.5%
ASML Holding N.V., NY Registry Shares	76	7,668
NXP Semiconductors N.V.(A)	105	8,523

		16,191

Total Netherlands – 3.6%		$22,999
United Kingdom
Financials – 1.6%
Prudential plc	545	10,181

Health Care – 2.0%
Shire plc	232	13,173

Total United Kingdom – 3.6%		$23,354
United States
Consumer Discretionary – 12.2%
Amazon.com, Inc.(A)	45	26,599
Carnival Corp.	471	24,834
Home Depot, Inc. (The)	91	12,129
Limited Brands, Inc.	101	8,859
TripAdvisor, Inc.(A)	86	5,743

		78,164

Consumer Staples – 2.2%
Coca-Cola Co. (The)	299	13,853

Energy – 2.7%
Halliburton Co.	293	10,462
Schlumberger Ltd.	89	6,552

		17,014

Financials – 2.3%
JPMorgan Chase & Co.	83	4,890
Signature Bank(A)	73	9,918

		14,808

Health Care – 13.7%
Acadia Healthcare Co., Inc.(A)	207	11,433
Allergan plc(A)	40	10,617
Anthem, Inc.	155	21,596
Biogen, Inc.(A)	40	10,474
Bristol-Myers Squibb Co.	108	6,912
Gilead Sciences, Inc.	121	11,097
HCA Holdings, Inc.(A)	204	15,910

		88,039

Industrials – 5.8%
J.B. Hunt Transport Services, Inc.	212	17,875
Kansas City Southern	82	6,988
Rockwell Collins, Inc.	132	12,206

		37,069

Information Technology – 14.7%
Alphabet, Inc., Class C(A)	35	26,262
Cognizant Technology Solutions Corp., Class A(A)	195	12,207
Facebook, Inc., Class A(A)	65	7,362
MasterCard, Inc., Class A	204	19,234
Visa, Inc., Class A	386	29,523

		94,588

Telecommunication Services – 3.1%
Level 3 Communications, Inc.(A)	381	20,126

Total United States – 56.7%		$363,661

TOTAL COMMON STOCKS – 92.9%		$596,185
(Cost: $529,756)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 7.7%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.400%, 4–27–16	$5,000	4,998
Bemis Co., Inc.
0.470%, 4–13–16	4,000	3,999
BMW U.S. Capital LLC (GTD by BMW AG)
0.390%, 4–22–16	5,000	4,999
Danaher Corp.
0.450%, 4–6–16	4,000	4,000
Essilor International S.A.
0.400%, 5–2–16	5,000	4,998
Kroger Co. (The)
0.460%, 4–11–16	5,000	4,999
Mondelez International, Inc.
0.570%, 4–1–16	2,550	2,550
Novartis Finance Corp. (GTD by Novartis AG)
0.350%, 4–18–16	5,000	4,999
United Technologies Corp.:
0.470%, 4–13–16	4,000	3,999
0.680%, 4–6–16	5,000	5,000
Wisconsin Gas LLC:
0.380%, 4–4–16	2,000	2,000
0.400%, 4–7–16	3,000	3,000

		49,541

Master Note – 0.3%
Toyota Motor Credit Corp. 0.443%, 4–6–16(C)	1,736	1,736

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) 0.400%, 4–7–16(C)	1,031	1,031

TOTAL SHORT-TERM SECURITIES – 8.2%		$52,308
(Cost: $52,307)

TOTAL INVESTMENT SECURITIES – 101.1%		$648,493
(Cost: $582,063)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(6,942)

NET ASSETS – 100.0%		$641,551

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$596,185	$—	$—
Short-Term Securities	—	52,308	—
Total	$596,185	$52,308	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$582,063

Gross unrealized appreciation	90,562
Gross unrealized depreciation	(24,132)

Net unrealized appreciation	$66,430

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.3%
DSW, Inc., Class A	759	$20,977

Apparel, Accessories & Luxury Goods – 5.3%
Burberry Group plc(A)	930	18,242
Kate Spade & Co.(B)	765	19,521
lululemon athletica, Inc.(B)	231	15,667
Polo Ralph Lauren Corp.(C)	210	20,234
Under Armour, Inc., Class A(B)	172	14,559

		88,223

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	633	24,294

Homebuilding – 1.6%
D.R. Horton, Inc.	867	26,198

Homefurnishing Retail – 2.8%
Bed Bath & Beyond, Inc.(B)	511	25,366
Williams-Sonoma, Inc.	383	20,986

		46,352

Internet Retail – 1.0%
TripAdvisor, Inc.(B)	256	17,017

Leisure Products – 4.2%
Mattel, Inc.	1,063	35,734
Polaris Industries, Inc.	351	34,592

		70,326

Restaurants – 2.0%
Dunkin’ Brands Group, Inc.(C)	701	33,043

Specialty Stores – 3.3%
Tiffany & Co.	364	26,710
Tractor Supply Co.	308	27,864

		54,574

Total Consumer Discretionary – 23.0%		381,004
Consumer Staples
Food Retail – 1.4%
Whole Foods Market, Inc.	766	23,827

Packaged Foods & Meats – 5.2%
Blue Buffalo Pet Products, Inc.(B)	682	17,494
Hain Celestial Group, Inc. (The)(B)	644	26,366
Mead Johnson Nutrition Co.(C)	502	42,624

		86,484

Total Consumer Staples – 6.6%		110,311
Energy
Oil & Gas Exploration & Production – 4.5%
Cabot Oil & Gas Corp.	789	17,915
Cimarex Energy Co.	182	17,726
Continental Resources, Inc.(B)	724	21,967
Noble Energy, Inc.	527	16,547

		74,155

Total Energy – 4.5%		74,155
Financials
Asset Management & Custody Banks – 3.3%
Northern Trust Corp.	615	40,092
Oaktree Capital Group LLC	313	15,452

		55,544

Insurance Brokers – 1.8%
Willis Towers Watson plc	253	30,063

Regional Banks – 3.6%
First Republic Bank	437	29,096
Signature Bank(B)	223	30,299

		59,395

Specialized Finance – 2.7%
CME Group, Inc.	460	44,230

Total Financials – 11.4%		189,232
Health Care
Biotechnology – 4.0%
ACADIA Pharmaceuticals, Inc.(B)	401	11,220
Alkermes plc(B)	535	18,284
BioMarin Pharmaceutical, Inc.(B)	261	21,517
Medivation, Inc.(B)	317	14,582

		65,603

Health Care Distributors – 1.2%
Henry Schein, Inc.(B)	120	20,634

Health Care Equipment – 4.3%
Edwards Lifesciences Corp.(B)	243	21,460
Intuitive Surgical, Inc.(B)	82	49,576

		71,036

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc.(B)	256	14,096

Health Care Services – 2.1%
Diplomat Pharmacy, Inc.(B)	338	9,257
Laboratory Corp. of America Holdings(B)	223	26,101

		35,358

Health Care Supplies – 1.5%
Align Technology, Inc.(B)	349	25,381

Pharmaceuticals – 3.0%
Zoetis, Inc.	1,103	48,885

Total Health Care – 17.0%		280,993
Industrials
Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	694	33,897

Building Products – 2.5%
Fortune Brands Home & Security, Inc.(C)	743	41,646

Electrical Components & Equipment – 0.9%
Generac Holdings, Inc.(B)	377	14,053

Industrial Machinery – 2.1%
IDEX Corp.	270	22,375
Woodward, Inc.	244	12,693

		35,068

Research & Consulting Services – 4.0%
CoStar Group, Inc.(B)(D)	212	39,926
Verisk Analytics, Inc., Class A(B)	334	26,712

		66,638

Trading Companies & Distributors – 3.6%
Fastenal Co.(C)	1,203	58,947

Total Industrials – 15.1%		250,249
Information Technology
Application Software – 3.1%
ANSYS, Inc.(B)	278	24,864
Ellie Mae, Inc.(B)	135	12,198
Guidewire Software, Inc.(B)	274	14,948

		52,010

Communications Equipment – 1.4%
Harris Corp.	302	23,516

Electronic Manufacturing Services – 1.4%
Trimble Navigation Ltd.(B)	901	22,344

Home Entertainment Software – 2.8%
Electronic Arts, Inc.(B)(C)	697	46,065

Internet Software & Services – 2.6%
Akamai Technologies, Inc.(B)	119	6,592
GrubHub, Inc.(B)	691	17,354
Pandora Media, Inc.(B)	2,210	19,779

		43,725

Semiconductors – 3.2%
Maxim Integrated Products, Inc.	183	6,723
Microchip Technology, Inc.	941	45,335

		52,058

Systems Software – 3.0%
Red Hat, Inc.(B)	320	23,816
ServiceNow, Inc.(B)	422	25,827

		49,643

Total Information Technology – 17.5%		289,361
Materials
Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	300	21,831

Specialty Chemicals – 2.0%
Valspar Corp. (The)	303	32,389

Total Materials – 3.3%		54,220

TOTAL COMMON STOCKS – 98.4%		$1,629,525
(Cost: $1,429,388)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Russell 2000 Index,
Put $1,050.00, Expires 4-8-16, OTC (Ctrpty: Morgan Stanley & Co., Inc.) S&P 500 Index,	824	54
Put $1,965.00, Expires 4-8-16	318	22
SPDR S&P Midcap 400 ETF Trust, Put $247.50, Expires 4-8-16, OTC (Ctrpty: Citibank N.A.)	3,999	20

TOTAL PURCHASED OPTIONS – 0.0%		$96
(Cost: $2,669)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 1.9%
Bemis Co., Inc.,
0.480%, 4-19-16	$5,000	4,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 4-21-16	3,000	2,999
Kroger Co. (The),
0.550%, 4-1-16	1,618	1,618
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.400%, 4-14-16	7,000	6,999
Novartis Finance Corp. (GTD by Novartis AG),
0.360%, 4-25-16	10,000	9,997
United Technologies Corp.,
0.680%, 4-6-16	5,000	5,000

		31,612

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.443%, 4-6-16 (F)	220	220

TOTAL SHORT-TERM SECURITIES – 1.9%		$31,832
(Cost: $31,831)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,661,453
(Cost: $1,463,888)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(4,618)

NET ASSETS – 100.0%		$1,656,835

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $4,461 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $18,441 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at March 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
lululemon athletica, Inc.	N/A	Put	104	April 2016	$55.00	$18	$— *
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	1,093	May 2016	85.00	3,387	(3,470)
						$3,405	$(3,470)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,629,525	$—	$—
Purchased Options	22	74	—
Short-Term Securities	—	31,832	—
Total	$1,629,547	$31,906	$—
Liabilities
Written Options	$—	$3,470	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,463,888

Gross unrealized appreciation	345,870
Gross unrealized depreciation	(148,305)

Net unrealized appreciation	$197,565

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Consumer Electronics – 2.4%
Garmin Ltd.	878	$35,089
Harman International Industries, Inc.	479	42,614

		77,703

Total Consumer Discretionary – 2.4%		77,703
Consumer Staples
Agricultural Products – 0.2%
Arcadia Biosciences, Inc.(A)	1,895	5,267

Total Consumer Staples – 0.2%		5,267
Financials
Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	1,042	49,360

Total Financials – 1.6%		49,360
Health Care
Biotechnology – 7.0%
Evogene Ltd.(A)	1,155	7,520
FibroGen, Inc.(A)	705	15,004
Isis Pharmaceuticals, Inc.(A)	2,024	81,980
Seres Therapeutics, Inc.(A)	203	5,382
Spark Therapeutics, Inc.(A)	75	2,203
Vertex Pharmaceuticals, Inc.(A)	1,354	107,661

		219,750

Health Care Equipment – 0.2%
Avinger, Inc.(A)(B)	855	8,186

Health Care Facilities – 2.3%
Tenet Healthcare Corp.(A)	2,488	71,989

Health Care Technology – 3.1%
Cerner Corp.(A)	1,883	99,734

Life Sciences Tools & Services – 2.0%
PRA Health Sciences, Inc.(A)	1,460	62,436

Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	1,764	94,392

Total Health Care – 17.6%		556,487
Industrials
Building Products – 0.8%
Advanced Drainage Systems, Inc.	1,119	23,842

Construction & Engineering – 0.1%
Abengoa S.A., Class B ADR	3,299	4,718

Industrial Machinery – 2.0%
Pentair, Inc.	1,156	62,708

Total Industrials – 2.9%		91,268
Information Technology
Application Software – 11.6%
ACI Worldwide, Inc.(A)	5,407	112,404
Aspen Technology, Inc.(A)(B)	4,242	153,277
Globant S.A.(A)	836	25,809
Mobileye N.V.(A)	591	22,053
Silver Spring Networks, Inc.(A)(B)	3,624	53,447

		366,990

Data Processing & Outsourced Services – 15.0%
Alliance Data Systems Corp.(A)	700	154,033
Euronet Worldwide, Inc.(A)(C)	2,016	149,418
EVERTEC, Inc.	1,107	15,474
First Data Corp., Class A(A)	907	11,734
QIWI plc ADR	1,442	20,892
WNS (Holdings) Ltd. ADR(A)(B)	3,921	120,147

		471,698

Electronic Components – 2.1%
Universal Display Corp.(A)	1,239	67,055

Internet Software & Services – 10.9%
21Vianet Group, Inc. ADR(A)	548	10,950
Alibaba Group Holding Ltd. ADR(A)	453	35,769
Alphabet, Inc., Class A(A)	86	65,380
Alphabet, Inc., Class C(A)	112	83,075
Facebook, Inc., Class A(A)	953	108,737
Pandora Media, Inc.(A)	1,665	14,900
Twitter, Inc.(A)	1,418	23,470

		342,281

IT Consulting & Other Services – 4.3%
Acxiom Corp.(A)(B)	4,383	93,982
CSRA, Inc.	815	21,913
Virtusa Corp.(A)	544	20,363

		136,258

Semiconductor Equipment – 1.6%
Nanometrics, Inc.(A)	977	15,477
Photronics, Inc.(A)(B)	3,419	35,593

		51,070

Semiconductors – 17.5%
Cypress Semiconductor Corp.	5,247	45,437
Dialog Semiconductor plc(A)(D)	884	34,980
Marvell Technology Group Ltd.	3,125	32,214
Micron Technology, Inc.(A)	9,969	104,376
Microsemi Corp.(A)	3,197	122,481
NXP Semiconductors N.V.(A)	1,146	92,882
Rambus, Inc.(A)	4,298	59,096
Semtech Corp.(A)	2,315	50,905
Silicon Laboratories, Inc.(A)	165	7,405

		549,776

Systems Software – 4.0%
Microsoft Corp.	2,266	125,129

Technology Hardware, Storage & Peripherals – 0.7%
Hewlett Packard Enterprise Co.	1,321	23,425

Total Information Technology – 67.7%		2,133,682
Materials
Commodity Chemicals – 0.4%
BioAmber, Inc.(A)(B)	3,138	13,178

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.(A)(B)	1,828	1,645

Total Materials – 0.5%		14,823
Telecommunication Services
Alternative Carriers – 1.6%
Zayo Group Holdings, Inc.(A)	2,039	49,418

Total Telecommunication Services – 1.6%		49,418
Utilities
Renewable Electricity – 0.9%
Abengoa Yield plc	1,610	28,631

Total Utilities – 0.9%		28,631

TOTAL COMMON STOCKS – 95.4%		$3,006,639
(Cost: $1,993,828)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., expires 5-9-17(B)(E)	1,423	2,497

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23(B)(E)(F)	1,380	—	*

TOTAL WARRANTS – 0.1%		$2,497
(Cost: $167)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Xerox Corp.,
Call $11.00, Expires 4-15-16, OTC (Ctrpty: Societe Generale Bank)	17,141	549

TOTAL PURCHASED OPTIONS – 0.0%		$549
(Cost: $837)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20(B)(F)	$13,800	13,786

Total Materials – 0.4%		13,786

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,786
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper(G) – 4.3%
Army & Air Force Exchange Service,
0.350%, 4-1-16	3,000	3,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.460%, 4-4-16	5,000	5,000
Danaher Corp.,
0.450%, 4-6-16	4,000	4,000
DTE Electric Co.,
0.440%, 4-13-16	12,000	11,998
Ecolab, Inc.,
0.470%, 4-14-16	10,000	9,998
Essilor International S.A.,
0.370%, 4-14-16	10,000	9,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.460%, 4-12-16	5,000	4,999
0.490%, 4-22-16	4,000	3,999
John Deere Canada ULC (GTD by Deere & Co.):
0.320%, 4-12-16	5,000	4,999
0.390%, 4-26-16	8,000	7,998
Kroger Co. (The),
0.600%, 4-5-16	5,000	5,000
McCormick & Co., Inc.,
0.470%, 4-27-16	7,000	6,997
Medtronic Global Holdings SCA,
0.630%, 4-4-16	3,000	3,000

Mondelez International, Inc.:
0.570%, 4-1-16	2,508	2,508
0.640%, 4-5-16	10,000	9,999
0.460%, 4-11-16	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG):
0.350%, 4-18-16	5,000	4,999
0.350%, 4-19-16	10,000	9,998
Novartis Securities Investment Ltd. (GTD by Novartis AG),
0.330%, 4-18-16	5,000	4,999
Wisconsin Electric Power Co.,
0.490%, 4-5-16	7,000	7,000
Wisconsin Gas LLC:
0.380%, 4-4-16	3,000	3,000
0.440%, 4-14-16	5,000	4,999

		133,488

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.443%, 4-6-16 (H)	922	922

TOTAL SHORT-TERM SECURITIES – 4.3%		$134,410
(Cost: $134,408)

TOTAL INVESTMENT SECURITIES – 100.2%		$3,157,881
(Cost: $2,143,040)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(7,263)

NET ASSETS – 100.0%		$3,150,618

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $2,964 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Listed on an exchange outside the United States.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At March 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$13,800	$13,800	$13,786
		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	1,380	$—	$—	*
			$13,800	$13,786

The total value of these securities represented 0.4% of net assets at March 31, 2016.

(G)	Rate shown is the yield to maturity at March 31, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Xerox Corp.	Societe Generale Bank	Put	12,689	April 2016	$9.25	$624	$(13)
	Societe Generale Bank	Put	4,452	April 2016	9.75	231	(9)
						$855	$(22)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,006,639	$—	$—
Warrants	—	2,497	—
Purchased Options	—	549	—
Corporate Debt Securities	—	13,786	—
Short-Term Securities	—	134,410	—
Total	$3,006,639	$151,242	$—
Liabilities
Written Options	$—	$22	$—

During the period ended March 31, 2016, securities totaling $2,732 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,143,040

Gross unrealized appreciation	1,263,259
Gross unrealized depreciation	(248,418)

Net unrealized appreciation	$1,014,841

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.1%
Kate Spade & Co.(A)	223	$5,691
Oxford Industries, Inc.	168	11,288

		16,979

Automotive Retail – 2.5%
Monro Muffler Brake, Inc.	271	19,390

Broadcasting – 0.3%
Townsquare Media, Inc.(A)	221	2,480

Casinos & Gaming – 0.0%
Penn National Gaming, Inc.(A)	8	135

Distributors – 3.8%
Core-Mark Holding Co., Inc.	160	13,017
Pool Corp.	198	17,355

		30,372

General Merchandise Stores – 1.6%
Burlington Stores, Inc.(A)	101	5,680
Ollie’s Bargain Outlet Holdings, Inc.(A)	311	7,287

		12,967

Internet Retail – 1.4%
Travelport Worldwide Ltd.	792	10,812

Leisure Facilities – 3.6%
Vail Resorts, Inc.	213	28,411

Restaurants – 6.1%
Dave & Buster’s Entertainment, Inc.(A)	368	14,254
Fiesta Restaurant Group, Inc.(A)	338	11,076
Sonic Corp.(B)	272	9,567
Texas Roadhouse, Inc., Class A	312	13,593

		48,490

Total Consumer Discretionary – 21.4%		170,036
Consumer Staples
Packaged Foods & Meats – 2.4%
Lance, Inc.(B)	459	14,438
TreeHouse Foods, Inc.(A)	57	4,927

		19,365

Total Consumer Staples – 2.4%		19,365
Energy
Oil & Gas Exploration & Production – 4.8%
Diamondback Energy, Inc.(A)	140	10,797
Matador Resources Co.(A)	348	6,602
Parsley Energy, Inc., Class A(A)	195	4,396
RSP Permian, Inc.(A)	295	8,576
Synergy Resources Corp.(A)	427	3,320
Viper Energy Partners L.P.	294	4,795

		38,486

Total Energy – 4.8%		38,486
Financials
Asset Management & Custody Banks – 1.7%
Janus Capital Group, Inc.	352	5,151
WisdomTree Investment, Inc.	771	8,817

		13,968

Real Estate Services – 1.4%
RE/MAX Holdings, Inc., Class A	325	11,151

Regional Banks – 8.4%
Bank of the Ozarks, Inc.	363	15,244
Cathay General Bancorp	428	12,125
Home BancShares, Inc.	281	11,507
PrivateBancorp, Inc.	245	9,457
SVB Financial Group(A)	179	18,277

		66,610

Total Financials – 11.5%		91,729
Health Care
Health Care Equipment – 3.1%
DexCom, Inc.(A)	233	15,853
Nevro Corp.(A)	151	8,495

		24,348

Health Care Facilities – 3.8%
Acadia Healthcare Co., Inc.(A)	76	4,183
AmSurg Corp.(A)	191	14,226
Surgery Partners, Inc.(A)	158	2,097
Surgical Care Affiliates, Inc.(A)	217	10,047

		30,553

Health Care Services – 5.0%
AMN Healthcare Services, Inc.(A)	688	23,107
Ensign Group, Inc. (The)	376	8,512
ExamWorks Group, Inc.(A)	268	7,921

		39,540

Health Care Supplies – 1.1%
LDR Holding Corp.(A)	345	8,789

Health Care Technology – 0.9%
Medidata Solutions, Inc.(A)	182	7,053

Life Sciences Tools & Services – 1.0%
Cambrex Corp.(A)	189	8,307

Managed Health Care – 0.3%
HealthEquity, Inc.(A)	102	2,526

Total Health Care – 15.2%		121,116
Industrials
Aerospace & Defense – 0.7%
HEICO Corp.	91	5,460

Air Freight & Logistics – 1.0%
Hub Group, Inc.(A)	189	7,726

Building Products – 0.8%
Apogee Enterprises, Inc.	152	6,671

Diversified Support Services – 0.3%
Ritchie Bros. Auctioneers, Inc.	103	2,776

Human Resource & Employment Services – 0.4%
Kforce, Inc.	148	2,888

Office Services & Supplies – 1.0%
HNI Corp.	205	8,014

Trading Companies & Distributors – 3.9%
Rush Enterprises, Inc.(A)	454	8,275
Watsco, Inc.(B)	171	23,014

		31,289

Trucking – 2.3%
Covenant Transportation Group, Inc., Class A(A)	368	8,897
Knight Transportation, Inc.	353	9,218

		18,115

Total Industrials – 10.4%		82,939
Information Technology
Application Software – 12.1%
Descartes Systems Group, Inc. (The)(A)(C)	398	7,757
HubSpot, Inc.(A)	159	6,944
Manhattan Associates, Inc.(A)	269	15,304
Paycom Software, Inc.(A)	337	11,997
SS&C Technologies Holdings, Inc.	63	3,970
Tyler Technologies, Inc.(A)	101	13,041
Ultimate Software Group, Inc. (The)(A)(B)	157	30,396
Zendesk, Inc.(A)	321	6,716

		96,125

Communications Equipment – 0.8%
Lumentum Holdings, Inc.(A)	234	6,311

Data Processing & Outsourced Services – 2.6%
Echo Global Logisitics, Inc.(A)	86	2,322
Jack Henry & Associates, Inc.(B)	218	18,462

		20,784

Electronic Equipment & Instruments – 0.8%
FEI Co.	67	5,964

Electronic Manufacturing Services – 3.6%
Fabrinet(A)	276	8,929
M/A-COM Technology Solutions Holdings, Inc.(A)	264	11,547
Mercury Computer Systems, Inc.(A)	405	8,224

		28,700

IT Consulting & Other Services – 5.0%
Booz Allen Hamilton Holding Corp.	580	17,553
CACI International, Inc., Class A(A)	99	10,530
Science Applications International Corp.	223	11,911

		39,994

Semiconductor Equipment – 0.5%
MaxLinear, Inc., Class A(A)	204	3,768

Semiconductors – 2.8%
Microsemi Corp.(A)	186	7,133
Monolithic Power Systems, Inc.	110	6,969
Power Integrations, Inc.(B)	171	8,467

		22,569

Systems Software – 1.0%
Proofpoint, Inc.(A)	147	7,900

Total Information Technology – 29.2%		232,115

TOTAL COMMON STOCKS – 94.9%		$755,786
(Cost: $582,254)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 4.9%
BMW U.S. Capital LLC (GTD by BMW AG),
0.390%, 4-21-16	$5,000	4,999

BorgWarner, Inc.,
0.610%, 4-5-16	5,000	5,000

Campbell Soup Co.,
0.400%, 4-11-16	2,200	2,200

Clorox Co. (The),
0.500%, 5-3-16	4,100	4,098

Danaher Corp.,
0.450%, 4-6-16	3,000	3,000

McCormick & Co., Inc.,
0.470%, 4-27-16	6,000	5,998

Mondelez International, Inc.,
0.460%, 4-11-16	5,000	4,999

Sherwin-Williams Co. (The),
0.360%, 4-12-16	5,000	4,999

Wisconsin Electric Power Co.,
0.400%, 4-1-16	3,309	3,309

		38,602

Master Note – 0.2%

Toyota Motor Credit Corp.,
0.443%, 4-6-16 (E)	1,629	1,629

TOTAL SHORT-TERM SECURITIES – 5.1%		$40,231
(Cost: $40,230)

TOTAL INVESTMENT SECURITIES – 100.0%		$796,017
(Cost: $622,484)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		318

NET ASSETS – 100.0%		$796,335

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,875 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at March 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at March 31, 2016:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	195,671	Biotech Custom Index	09/05/2016	$17,092	1M LIBOR less 50 bps	$(693)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$755,786	$—	$—
Short-Term Securities	—	40,231	—
Total	$755,786	$40,231	$—
Liabilities
Total Return Swaps	$—	$693	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$622,484

Gross unrealized appreciation	198,050
Gross unrealized depreciation	(24,517)

Net unrealized appreciation	$173,533

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.4%
Limited Brands, Inc.	60	$5,262

Apparel, Accessories & Luxury Goods – 1.9%
lululemon athletica, Inc.(A)	106	7,144

Cable & Satellite – 4.2%
Comcast Corp., Class A	124	7,568
Time Warner Cable, Inc.	42	8,544

		16,112

Footwear – 1.4%
NIKE, Inc., Class B	88	5,384

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Worldwide Holdings, Inc.	169	3,808

Internet Retail – 7.5%
Amazon.com, Inc.(A)	29	17,322
priceline.com, Inc.(A)	5	5,929
TripAdvisor, Inc.(A)	79	5,274

		28,525

Leisure Products – 0.5%
Polaris Industries, Inc.	22	2,151

Restaurants – 2.5%
Panera Bread Co., Class A(A)	47	9,545

Total Consumer Discretionary – 20.4%		77,931
Consumer Staples
Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	35	4,375

Food Retail – 1.1%
Casey’s General Stores, Inc.	37	4,148

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	28	4,420

Packaged Foods & Meats – 2.5%
Blue Buffalo Pet Products, Inc.(A)	209	5,355
Mead Johnson Nutrition Co.	49	4,164

		9,519

Personal Products – 1.1%
Estee Lauder Co., Inc. (The), Class A	47	4,395

Tobacco – 0.9%
Philip Morris International, Inc.	35	3,473

Total Consumer Staples – 7.9%		30,330
Energy
Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	207	7,391
Schlumberger Ltd.	62	4,558

		11,949

Total Energy – 3.1%		11,949
Health Care
Biotechnology – 7.5%
ACADIA Pharmaceuticals, Inc.(A)	149	4,172
Alexion Pharmaceuticals, Inc.(A)	56	7,793
Biogen, Inc.(A)	14	3,514
Gilead Sciences, Inc.	51	4,666
Incyte Corp.(A)	61	4,450
PTC Therapeutics, Inc.(A)	100	644
Vertex Pharmaceuticals, Inc.(A)	44	3,498

		28,737

Health Care Equipment – 0.8%
DexCom, Inc.(A)	45	3,083

Health Care Facilities – 1.1%
HCA Holdings, Inc.(A)	51	3,973

Pharmaceuticals – 12.0%
Allergan plc(A)	59	15,798
Bristol-Myers Squibb Co.	124	7,902
Shire Pharmaceuticals Group plc ADR	77	13,177
Teva Pharmaceutical Industries Ltd. ADR	167	8,931

		45,808

Total Health Care – 21.4%		81,601

Industrials
Aerospace & Defense – 2.5%
Boeing Co. (The)	55	7,020
Raytheon Co.	21	2,612

		9,632

Railroads – 3.2%
Kansas City Southern	63	5,409
Union Pacific Corp.	85	6,793

		12,202

Research & Consulting Services – 2.4%
Verisk Analytics, Inc., Class A(A)	116	9,271

Trucking – 2.7%
J.B. Hunt Transport Services, Inc.	122	10,260

Total Industrials – 10.8%		41,365
Information Technology
Application Software – 6.3%
Adobe Systems, Inc.(A)	117	10,937
salesforce.com, Inc.(A)	179	13,223

		24,160

Data Processing & Outsourced Services – 9.4%
Alliance Data Systems Corp.(A)	45	9,799
FleetCor Technologies, Inc.(A)	49	7,215
MasterCard, Inc., Class A	93	8,825
Visa, Inc., Class A	131	10,040

		35,879

Internet Software & Services – 8.2%
Alphabet, Inc., Class A(A)	18	13,530
Alphabet, Inc., Class C(A)	6	4,490
Facebook, Inc., Class A(A)	119	13,532

		31,552

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A(A)	95	5,963

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	132	14,392

Total Information Technology – 29.3%		111,946
Telecommunication Services
Wireless Telecommunication Service – 2.0%
SBA Communications Corp.(A)	77	7,683

Total Telecommunication Services – 2.0%		7,683

TOTAL COMMON STOCKS – 94.9%		$362,805
(Cost: $276,127)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.4%
Novartis Finance Corp. (GTD by Novartis AG), 0.410%, 4-4-16	$5,000	5,000

Master Note – 1.2%
Toyota Motor Credit Corp., 0.443%, 4-6-16 (C)	4,588	4,588

Municipal Obligations – 2.5%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.460%, 4-7-16 (C)	3,700	3,700
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.400%, 4-7-16 (C)	6,000	6,000

		9,700

TOTAL SHORT-TERM SECURITIES – 5.1%		$19,288
(Cost: $19,288)

TOTAL INVESTMENT SECURITIES – 100.0%		$382,093
(Cost: $295,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		132

NET ASSETS – 100.0%		$382,225

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$362,805	$—	$—
Short-Term Securities	—	19,288	—
Total	$362,805	$19,288	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$295,415

Gross unrealized appreciation	100,361
Gross unrealized depreciation	(13,683)

Net unrealized appreciation	$86,678

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 5.4%
Comcast Corp., Class A	371	$22,630
Time Warner Cable, Inc.(A)	91	18,682

		41,312

Casinos & Gaming – 2.5%
Las Vegas Sands, Inc.(A)	366	18,915

Department Stores – 2.6%
Macy’s, Inc.	460	20,277

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	336	14,859

Total Consumer Discretionary – 12.4%		95,363
Consumer Staples
Agricultural Products – 2.5%
Ingredion, Inc.	181	19,314

Drug Retail – 2.6%
CVS Caremark Corp.	191	19,844

Tobacco – 2.0%
Philip Morris International, Inc.	153	14,981

Total Consumer Staples – 7.1%		54,139
Energy
Integrated Oil & Gas – 0.6%
Chevron Corp.	47	4,465

Oil & Gas Exploration & Production – 0.8%
Devon Energy Corp.	224	6,149

Oil & Gas Refining & Marketing – 3.1%
Marathon Petroleum Corp.(A)	539	20,055
NuStar Energy L.P.	93	3,749

		23,804

Oil & Gas Storage & Transportation – 1.6%
VTTI Energy Partners L.P.	662	12,253

Total Energy – 6.1%		46,671
Financials
Asset Management & Custody Banks – 2.9%
State Street Corp.	374	21,875

Consumer Finance – 4.1%
Capital One Financial Corp.	452	31,356

Life & Health Insurance – 3.9%
MetLife, Inc.	680	29,857

Mortgage REITs – 1.4%
American Capital Agency Corp.	569	10,597

Multi-Line Insurance – 4.0%
American International Group, Inc.	575	31,073

Other Diversified Financial Services – 9.3%
Citigroup, Inc.(A)	858	35,809
JPMorgan Chase & Co.	603	35,721

		71,530

Property & Casualty Insurance – 3.4%
Allstate Corp. (The)	382	25,762

Reinsurance – 2.7%
Reinsurance Group of America, Inc.(A)	216	20,779

Total Financials – 31.7%		242,829
Health Care
Biotechnology – 2.4%
Amgen, Inc.(A)	121	18,082

Health Care Facilities – 3.0%
HCA Holdings, Inc.(B)	294	22,954

Managed Health Care – 6.9%
Aetna, Inc.	163	18,347
Anthem, Inc.	75	10,382

Cigna Corp.	113	15,536
Humana, Inc.	48	8,836

		53,101

Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	433	23,186

Total Health Care – 15.3%		117,323
Information Technology
Semiconductor Equipment – 2.8%
Lam Research Corp.	260	21,459

Semiconductors – 1.7%
Micron Technology, Inc.(B)	1,220	12,769

Systems Software – 4.7%
Microsoft Corp.	649	35,850

Technology Hardware, Storage & Peripherals – 2.1%
Western Digital Corp.	349	16,468

Total Information Technology – 11.3%		86,546
Materials
Diversified Chemicals – 3.3%
Dow Chemical Co. (The)	502	25,532

Total Materials – 3.3%		25,532
Utilities
Electric Utilities – 5.6%
Duke Energy Corp.	317	25,600
Exelon Corp.(A)	496	17,776

		43,376

Total Utilities – 5.6%		43,376

TOTAL COMMON STOCKS – 92.8%		$711,779
(Cost: $644,690)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 7.4%
Baxter International, Inc., 0.460%, 4–11–16	$5,000	5,000
BMW U.S. Capital LLC (GTD by BMW AG), 0.390%, 4–21–16	12,000	11,997
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 0.410%, 5–3–16	5,000	4,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.500%, 4–27–16	5,000	4,998
J.M. Smucker Co. (The), 0.650%, 4–1–16	1,372	1,372
John Deere Canada ULC (GTD by Deere & Co.), 0.370%, 4–20–16	20,000	19,996
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.), 0.400%, 4–14–16	8,000	7,999

		56,360

Master Note – 0.2%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (D)	1,425	1,425

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.360%, 4–6–16 (D)	202	202

TOTAL SHORT-TERM SECURITIES – 7.6%		$57,987
(Cost: $57,986)

TOTAL INVESTMENT SECURITIES – 100.4%		$769,766
(Cost: $702,676)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,925)

NET ASSETS – 100.0%		$766,841

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $68,503 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amgen, Inc.	N/A	Call	125	May 2016	$165.00	$21	$(8)
Exelon Corp.	N/A	Call	2,294	April 2016	31.00	90	(1,124)
	N/A	Call	2,294	July 2016	33.00	78	(791)
Hess Corp.	N/A	Put	560	April 2016	45.00	131	(8)
Las Vegas Sands, Inc.	N/A	Call	892	May 2016	48.00	471	(446)
	N/A	Call	1,694	May 2016	49.00	910	(712)
Reinsurance Group of America, Inc.	N/A	Call	199	April 2016	90.00	69	(124)
Time Warner Cable, Inc.	N/A	Call	913	April 2016	195.00	910	(1,045)
VTTI Energy Partners L.P.	N/A	Put	553	April 2016	20.00	175	(72)
						$2,855	$(4,330)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$711,779	$—	$—
Short-Term Securities	—	57,987	—
Total	$711,779	$57,987	$—
Liabilities
Written Options	$2,564	$1,766	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$702,676
Gross unrealized appreciation	116,499
Gross unrealized depreciation	(49,409)

Net unrealized appreciation	$67,090

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 3.6%
AutoZone, Inc.(A)	34	$27,008
O’Reilly Automotive, Inc.(A)	106	29,008

		56,016

Cable & Satellite – 2.0%
Comcast Corp., Class A	497	30,339

Casinos & Gaming – 1.5%
Las Vegas Sands, Inc.	454	23,437

Footwear – 1.0%
NIKE, Inc., Class B	248	15,220

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	473	63,112

Internet Retail – 2.5%
Amazon.com, Inc.(A)	66	39,180

Movies & Entertainment – 1.1%
Walt Disney Co. (The)	176	17,508

Restaurants – 3.9%
McDonalds Corp.	281	35,341
Starbucks Corp.	411	24,555

		59,896

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc.(A)	91	17,611

Total Consumer Discretionary – 20.8%		322,319
Consumer Staples
Tobacco – 1.7%
Philip Morris International, Inc.	267	26,146

Total Consumer Staples – 1.7%		26,146
Energy
Oil & Gas Exploration & Production – 1.5%
EOG Resources, Inc.	315	22,841

Total Energy – 1.5%		22,841
Financials
Investment Banking & Brokerage – 1.5%
Charles Schwab Corp. (The)	832	23,310

Specialized Finance – 1.7%
CME Group, Inc.	271	25,981

Total Financials – 3.2%		49,291
Health Care
Biotechnology – 8.9%
Alexion Pharmaceuticals, Inc.(A)	51	7,058
Biogen, Inc.(A)	92	23,897
Celgene Corp.(A)	505	50,545
Gilead Sciences, Inc.	534	49,072
Vertex Pharmaceuticals, Inc.(A)	85	6,773

		137,345

Health Care Equipment – 0.4%
DexCom, Inc.(A)	94	6,356

Health Care Facilities – 2.3%
HCA Holdings, Inc.(A)	456	35,560

Pharmaceuticals – 6.6%
Allergan plc(A)	142	38,097
Bristol-Myers Squibb Co.	683	43,598
Shire Pharmaceuticals Group plc ADR	121	20,817

		102,512

Total Health Care – 18.2%		281,773

Industrials
Aerospace & Defense – 4.4%
Boeing Co. (The)	91	11,564
Honeywell International, Inc.	241	26,982
Lockheed Martin Corp.	117	25,893
Northrop Grumman Corp.	20	3,859

		68,298

Industrial Conglomerates – 1.1%
Danaher Corp.	182	17,274

Railroads – 4.7%
Canadian Pacific Railway Ltd.	295	39,091
Union Pacific Corp.	429	34,143

		73,234

Total Industrials – 10.2%		158,806
Information Technology
Application Software – 2.6%
Adobe Systems, Inc.(A)	432	40,475

Data Processing & Outsourced Services – 9.8%
FleetCor Technologies, Inc.(A)	147	21,851
MasterCard, Inc., Class A	690	65,243
Visa, Inc., Class A	839	64,136

		151,230

Internet Software & Services – 10.1%
Alphabet, Inc., Class A(A)	69	52,259
Alphabet, Inc., Class C(A)	59	43,756
Facebook, Inc., Class A(A)	524	59,811

		155,826

IT Consulting & Other Services – 3.0%
Cognizant Technology Solutions Corp., Class A(A)	754	47,282

Semiconductor Equipment – 3.1%
Lam Research Corp.	579	47,850

Semiconductors – 3.3%
Microchip Technology, Inc.	578	27,835
NXP Semiconductors N.V.(A)	294	23,851

		51,686

Systems Software – 4.1%
Microsoft Corp.	1,147	63,327

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	425	46,300

Total Information Technology – 39.0%		603,976
Materials
Diversified Chemicals – 1.4%
PPG Industries, Inc.	197	21,953

Total Materials – 1.4%		21,953
Telecommunication Services
Wireless Telecommunication Service – 1.5%
American Tower Corp., Class A	223	22,777

Total Telecommunication Services – 1.5%		22,777

TOTAL COMMON STOCKS – 97.5%		$1,509,882
(Cost: $1,060,914)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.7%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.400%, 4–27–16	$7,740	7,738
Baxter International, Inc., 0.460%, 4–11–16	5,000	4,999
BMW U.S. Capital LLC (GTD by BMW AG), 0.390%, 4–21–16	5,000	4,999
Danaher Corp., 0.450%, 4–6–16	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.490%, 4–22–16	3,000	2,999
McCormick & Co., Inc., 0.470%, 4–27–16	5,000	4,998
Mondelez International, Inc., 0.570%, 4–1–16	2,240	2,240
Rockwell Automation, Inc., 0.360%, 4–11–16	7,000	6,999
Wisconsin Gas LLC, 0.380%, 4–4–16	2,000	2,000

		41,972

Master Note – 0.0%
Toyota Motor Credit Corp., 0.443%, 4-6-16 (C)	398	398

TOTAL SHORT-TERM SECURITIES – 2.7%		$42,370
(Cost: $42,368)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,552,252
(Cost: $1,103,282)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,713)

NET ASSETS – 100.0%		$1,549,539

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,509,882	$—	$—
Short-Term Securities	—	42,370	—
Total	$1,509,882	$42,370	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,103,282

Gross unrealized appreciation	474,987
Gross unrealized depreciation	(26,017)

Net unrealized appreciation	$448,970

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 27, 2016

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 27, 2016